   As Filed With the Securities and Exchange Commission on February 28, 2002
                      Registration Nos. 33-21119/811-5320

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [_]

                    POST-EFFECTIVE AMENDMENT NO. 21 [X]
                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [_]

                           AMENDMENT NO. 25 [X]

                           EMERGING GROWTH FUND, INC.
                           --------------------------
              (Formerly, Flag Investors Emerging Growth Fund, Inc.)
               (Exact Name of Registrant as Specified in Charter)
                                One South Street
                               Baltimore, MD 21202
                               -------------------

                  (Address of Principal Executive Offices) (Zip Code) Registrant's Telephone Number, including Area Code: (410) 727-1700

Daniel O. Hirsch, Esq.                    Copy to:   Richard W. Grant, Esq.
One South Street                                     Morgan, Lewis & Bockius LLP
Baltimore, MD 21202                                          1701 Market Street
(Name and address of agent for service)              Philadelphia, PA 19103

It is proposed that this filing will become effective(check appropriate box)

 ____ immediately upon filing pursuant to paragraph (b)
  X   on March 1, 2002 pursuant to paragraph (b)
 ---
 ____ 60 days after filing pursuant to paragraph (a)
 ____ 75 days after filing pursuant to paragraph (a)
 ____ on (date) pursuant to paragraph (a)(2) of Rule 485.

                                                      Deutsche Asset Management


                                       [Graphic]

                                    Worldmap Cover
                                            Mutual Fund
                                                                     Prospectus
                                                                  March 1, 2002

                                                        Class A, B and C Shares
Emerging Growth Fund, Inc.

[Like shares of all mutual funds, these securities have
not been approved or disapproved by the Securities
and Exchange Commission nor has the Securities and
Exchange Commission passed upon the accuracy or         [LOGO]
adequacy of this prospectus. Any representation to the
contrary is a criminal offense.]                        A Member of the Deutsche Bank Group

Overview
--------------------------------------------------------------------------------
of Emerging Growth Fund--Class A, B and C

Goal: The Fund seeks to achieve long-term capital appreciation.
Core Strategy: The Fund invests primarily in a diversified portfolio of common stocks of small and mid-sized emerging growth companies.


INVESTMENT POLICIES AND STRATEGIES
The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of common stocks of small and mid-sized emerging growth companies. In managing the Fund, the Fund's investment advisor and sub-advisor (the 'Advisors') attempt to identify companies that they believe have the ability or potential to sustain a high level of growth in their revenue, earnings, assets and cash flow.
--------------------------------------------------------------------------------

Emerging Growth Fund--Class A, B and C

Overview of Emerging Growth Fund

                 Goal..................................... 3
                 Core Strategy............................ 3
                 Investment Policies and Strategies....... 3
                 Principal Risks of Investing in the Fund. 4
                 Who Should Consider Investing in the Fund 4
                 Total Returns, After Fees and Expenses... 5
                 Fees and Expenses of the Fund............ 6

A Detailed Look at Emerging Growth Fund

               Objective....................................  8
               Strategy.....................................  8
               Principal Investments........................  8
               Investment Process...........................  8
               Risks........................................  8
               Management of the Fund.......................  8
               Calculating the Fund's Share Price...........  9
               Dividends and Distributions..................  9
               Tax Considerations........................... 10
               How to Choose the Class That is Right for You 10
               Buying and Selling Fund Shares............... 11
               Sales Charges................................ 12
               Financial Highlights......................... 16


--------------------------------------------------------------------------------

Overview of Emerging Growth Fund--Class A, B and C


PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund could lose money, or the Fund's performance could trail that of other investments. For example:

..  Stocks held by the Fund could perform poorly.

.. Small and mid-sized company stock returns could trail stock market returns generally because of risks specific to small and mid-sized company investing, including greater share price volatility and fewer buyers for shares in periods of economic or stock market stress. Such risks may hurt the prices of the stocks in the Fund's portfolio and limit the Fund's ability to exit from an unsuccessful investment.

.. The overall stock market could decline or could underperform other investments.

WHO SHOULD CONSIDER INVESTING IN THE FUND

You should consider investing in the Fund if you are seeking to achieve long-term capital appreciation. There is, of course, no guarantee that the Fund will realize its goal. Moreover, you should be willing to accept significantly greater short-term fluctuations in the value of your investment than you would typically experience investing in bond or money market funds.

You should not consider investing in the Fund if you are pursuing a short-term financial goal, if you are seeking regular income or if you cannot tolerate fluctuations in the value of your investments.

This Prospectus describes Emerging Growth Fund Class A Shares, Class B Shares and Class C Shares. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. (See the section entitled 'Sales Charges.') The Fund offers shares through securities dealers and through financial institutions that act as shareholder service agents. You may also buy shares directly from the Fund through the Deutsche Asset Management Service Center (the 'Service Center').

The Fund by itself does not constitute a balanced investment program. It can, however, provide exposure to investment opportunities not available to someone who invests in large company stocks. Diversifying your investments may improve your long-run investment return and lower the volatility of your overall investment portfolio.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


--------------------------------------------------------------------------------

                             Overview of Emerging Growth Fund--Class A, B and C


TOTAL RETURNS, AFTER FEES AND EXPENSES

The bar chart and table on this page can help you evaluate the potential risks and rewards of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows Class A shares' actual total return for the past ten years. The table compares Class A, B and C shares' average annual total return with the Russell 2000 Growth Index over the last calendar year, the last five calendar years (if applicable), the last ten calendar years (if applicable) and since inception. The Index is a group of securities whose overall performance is used as a standard to measure investment performance. It does not factor in the costs of buying, selling and holding securities--costs that are reflected in the Fund's results.

The table also shows the after-tax returns of the Fund's Class A shares. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's past performance, before or after taxes, is not necessarily an indication of how the Fund will perform in the future.
--------------------------------------------------------------------------------
The Return After Taxes on Distributions assumes that an investor holds Fund shares at the end of the period. The number only reflects the Fund's taxable distributions, not a shareholder's gain or loss from selling Fund shares.
The Return After Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her Fund shares at the end of the period. The number reflects both the Fund's taxable distributions and a shareholder's gain or loss from selling Fund shares.
The Russell 2000 Growth Index is a widely-recognized benchmark of small company stock performance which tracks the performance of those companies in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. It is a model, not an actual portfolio.
/1/ These figures assume the reinvestment of dividends and capital gain distributions and include the impact of the maximum sales charges.
/2/ For the period from 6/30/88 through 12/31/01.
/3/ For the period from 6/30/96 through 12/31/01.
/4/ For the period from 7/31/00 through 12/31/01.




                                    [CHART]

1992  -9.18%
1993  -0.77%
1994   5.03%
1995  37.34%
1996  18.20%
1997  20.74%
1998   6.61%
1999  49.26%
2000 -17.42%
2001 -14.41%

       Performance for the Periods Ended December 31, 2001
                                             Average Annual Total Returns
                                                                 Since
                                     1 Year 5 Years 10 Years Inception
       Class A Shares/1/
       Return Before Taxes         (19.11)%   5.11%    7.02%     8.81%
                                                             (6/15/88)
       Return After Taxes on
        Distributions              (19.11)%   4.11%    5.72%     7.54%
       Return After Taxes on
        Distributions and Sale of
        Fund Shares                (11.64)%   4.16%    5.44%     7.06%
       Russell 2000 Growth Index
        (reflects no deduction for
        fees, expenses, or taxes)   (9.23)%   2.87%    7.19%     8.20%/2/
       ------------------------------------------------------------------
       Class B Shares/1/
       Return Before Taxes         (19.27)%   5.19%      N/A     5.08%
                                                             (6/20/96)
       Russell 2000 Growth Index
        (reflects no deduction for
        fees, expenses, or taxes)   (9.23)%   2.87%      N/A     2.50%/3/
       ------------------------------------------------------------------
       Class C Shares/1/
       Return Before Taxes         (16.00)%     N/A      N/A  (17.72)%
                                                             (7/31/00)
       Russell 2000 Growth Index
        (reflects no deduction for
        fees, expenses, or taxes)   (9.23)%     N/A      N/A  (17.55)%/4/
       ------------------------------------------------------------------


--------------------------------------------------------------------------------

Overview of Emerging Growth Fund--Class A, B and C



FEES AND EXPENSES OF THE FUND

The Shareholder Fees and Annual Fund Operating Expenses tables to the right describe the fees and expenses that you may pay if you buy and hold Class A, B and C shares.
--------------------------------------------------------------------------------
/1/ Purchases of $1 million or more of Class A shares are not subject to an initial sales charge but may be subject to a contingent deferred sales charge of 1.00% if you redeem your shares within two years. (See the section entitled 'Sales Charges--Redemption Price.')
/2/ Contingent deferred sales charges for Class B shares decline over time and reach zero after six years. After seven years, Class B shares automatically convert to Class A shares. (See the sections entitled 'Sales Charges -
Automatic Conversion of Class B Shares' and 'How to Choose the Class That is Right for You.')
/3/ You will be required to pay a contingent deferred sales charge if you redeem your Class C shares within one year after purchase. (See the section entitled 'Sales Charges--Redemption Price.')


       Shareholder Fees
       (fees paid directly from your investment)
                                      Class A     Class B     Class C
                                       Shares      Shares      Shares
                                      Initial    Deferred    Deferred
                                        Sales       Sales       Sales
                                       Charge      Charge      Charge
       Maximum Sales Charge (Load)
        Imposed on Purchases (as a
        percentage of offering price)   5.50%/1/     None        None
       -----------------------------------------------------------------
       Maximum Deferred Sales
        Charge (Load) (as a
        percentage of original
        purchase price or redemption
        proceeds, whichever is lower)   1.00%/1/    5.00%/2/    1.00%/3/
       -----------------------------------------------------------------


       Annual Fund Operating Expenses
       (expenses paid from Fund assets)
                                                   Percentage of Average
                                                        Daily Net Assets
                                                 Class A Class B Class C
       Management Fees                             0.85%   0.85%   0.85%
       -----------------------------------------------------------------
       Distribution and/or Service (12b-1) Fees    0.25%   0.75%   0.75%
       -----------------------------------------------------------------
       Other Expenses (including a 0.25%
        shareholder servicing fee for Class B
        and Class C shares)                        0.33%   0.58%   0.58%
       -----------------------------------------------------------------
       Total Annual Fund Operating Expenses        1.43%   2.18%   2.18%
       -----------------------------------------------------------------


--------------------------------------------------------------------------------

                             Overview of Emerging Growth Fund--Class A, B and C


Expense Example. The example to the right illustrates the expenses incurred on a $10,000 investment in Class A, B and C shares of the Fund. Each example assumes that the Fund earned an annual return of 5% over the periods shown, the Fund's operating expenses remained the same and you reinvested all dividends and distributions.

You may use this hypothetical example to compare the Fund's expense history with other funds. The example does not represent an estimate of future returns or expenses. Actual costs and investment returns may be higher or lower.

Federal regulations require that the table reflect the maximum sales charge. However, you may qualify for reduced sales charges or no sales charge at all. (See the section entitled 'Sales Charges.') Long-term shareholders of the Fund may pay more than the maximum sales charges permitted by the Conduct Rules of the National Association of Securities Dealers, Inc. because they pay the combination of the initial sales charge and recurring 12b-1 fees.
Expense Example


               You would pay the following expenses if you redeemed your shares at the end of each period:

                                        1 Year 3 Years  5 Years 10 Years
               Class A Shares             $688    $978  $1,289    $2,169
               ---------------------------------------------------------
               Class B Shares             $721    $982  $1,369    $2,234
               ---------------------------------------------------------
               Class C Shares             $321    $682  $1,169    $2,513
               ---------------------------------------------------------


              You would pay the following expenses if you did not redeem your shares:

                                        1 Year 3 Years  5 Years 10 Years
              Class A Shares             $688     $978  $1,289    $2,169
              ----------------------------------------------------------
              Class B Shares             $221     $682  $1,169    $2,234
              ----------------------------------------------------------
              Class C Shares             $221     $682  $1,169    $2,513
              ----------------------------------------------------------


--------------------------------------------------------------------------------

A detailed look
--------------------------------------------------------------------------------

at Emerging Growth Fund--Class A, B and C

OBJECTIVE

The Fund seeks to achieve long-term capital appreciation. The Advisors are responsible for managing the Fund's investments (see the section entitled 'Management of the Fund').

STRATEGY

The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks of small and mid-sized emerging growth companies. These companies have relatively small market capitalizations.

PRINCIPAL INVESTMENTS

Under normal market conditions, the Fund's assets will be invested primarily in common stocks. The Advisors will invest in a broad cross-section of industries in an effort to limit the Fund's volatility. The Fund will invest primarily, but not exclusively, in the businesses of Technology, Health Care, Business Services, Energy, Transportation, Financial Services, Consumer Products & Services and Capital Goods.

INVESTMENT PROCESS

The Advisors will seek to identify emerging growth companies, that is, companies that in their opinion are well managed and have experienced or have the potential to experience rapid growth in their revenue, earnings, assets and cash flow. The selection criteria includes evaluation of a company's industry position, management qualifications and experience, accounting and financial policies, marketing and service capabilities and product development efforts.

Temporary Defensive Position. The Advisors may from time to time adopt a temporary defensive position in response to extraordinary adverse political, economic or stock market events. The Advisors may invest up to 100% of the Fund's assets in cash, cash items, short-term, high quality debt securities, money market instruments and similar obligations, such as repurchase agreements and reverse repurchase agreements, if the situation warrants. To the extent the Advisors might adopt such a position and over the course of its duration, the Fund may not meet its goal of achieving long-term capital appreciation. The Advisors would follow such a strategy only if they believed the risk of loss in pursuing the Fund's primary investment strategies outweighed the opportunity for gain.

RISKS

Set forth below are some of the prominent risks associated with investing in general, and investing in common stocks of small and mid-sized companies in particular. Although the Advisors attempt to assess the likelihood that these risks may actually occur and to limit them, the Advisors cannot guarantee that they will succeed.

Primary Risks

Market Risk. Although individual stocks can outperform their local markets, deteriorating market conditions might cause an overall weakness in the stock prices of the entire market.

Small and Mid-Sized Company Risk. Small and mid-sized company stocks tend to be more volatile than investments in larger, more established companies, making such investments more speculative. In particular, companies in the Fund's portfolio may have limited product lines, markets and financial resources and may depend on a relatively small management group. Small and mid-sized company stocks are typically less liquid than large company stocks.

Security Selection Risk. A risk that pervades all investing is the risk that the securities in the Fund's portfolio will decline in value.

Secondary Risk

Pricing Risk. When price quotations for securities are not readily available or may be unreliable, the Fund determines their value by the method that it believes most accurately reflects their current worth under procedures established by and under the general supervision of the Board of Directors. This procedure involves the risk that the values determined are higher or lower than the prices the securities might actually command if the Fund sold them. If the Fund has valued the securities too highly, you may end up paying too much for Fund shares when you buy into the Fund. If the Fund underestimates their prices, you may not receive the full market value for your Fund shares when you sell.

MANAGEMENT OF THE FUND

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Bankers Trust Company, Deutsche Banc Alex. Brown Inc.,


--------------------------------------------------------------------------------

                     A Detailed Look at Emerging Growth Fund--Class A, B, and C


Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.

Board of Directors. A Board of Directors supervises all of the Fund's activities on behalf of the Fund's shareholders.

Investment Advisor and Sub-Advisor. Investment Company Capital Corp. ('ICCC' or the 'Advisor') is the Fund's investment advisor and Brown Advisory Incorporated ('Brown Advisory' or the 'Sub-Advisor') is the Fund's sub-advisor. ICCC is also the investment advisor to other mutual funds in the Deutsche Asset Management family of funds. As of December 31, 2001, funds managed by ICCC totaled approximately $10.8 billion in net assets.

Prior to May 1, 2001, Brown Investment Advisory & Trust Company was the Fund's sub-advisor. Brown Advisory is a wholly owned subsidiary of Brown Investment Advisory & Trust Company. Brown Advisory is a Maryland Corporation. Brown Advisory and its affiliates together had approximately $4.44 billion under management as of December 31, 2001.

ICCC is responsible for supervising and managing all of the Fund's operations, including overseeing the performance of Brown Advisory. Brown Advisory is responsible for decisions to buy and sell securities for the Fund, for broker-dealer selection, and for negotiation of commission rates.

As compensation for its services for the fiscal year ended October 31, 2001, ICCC received from the Fund a fee equal to 0.85% of the Fund's average daily net assets. ICCC compensates Brown Advisory out of its advisory fee.

ICCC is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking, and insurance.

ICCC's address is One South Street, Baltimore, Maryland 21202. Brown Advisory's address is Furness House, 19 South Street, Baltimore, Maryland 21202.

Portfolio Manager

The following portfolio manager is responsible for the day-to-day management of the Fund.

Mr. Frederick L. Meserve, Managing Director of Brown Investment Advisory & Trust Company and Manager of the Fund.

..  Managed the Fund since 1993, while employed as a portfolio manager with BT
   Alex. Brown Incorporated (predecessor to Deutsche Banc Alex. Brown Inc.)

..  Joined Brown Investment Advisory & Trust Company in 1998.

..  Published numerous investment strategy reports on growth stocks.

..  B.S. & E. from Princeton University and MBA from the Columbia School of
   Business.

CALCULATING THE FUND'S SHARE PRICE

The Fund calculates the price of its shares (also known as the 'net asset value' or 'NAV') in accordance with the standard formula for valuing mutual fund shares described below. The Fund calculates its net asset value as of the close of regular trading on the New York Stock Exchange each day the New York Stock Exchange is open for business. You can find the Fund's share price in the mutual fund listings of most major newspapers and on the Deutsche Asset Management website: www.deam-us.com.

The Fund calculates a net asset value per share for each of its classes. The formula for calculating the Fund's net asset values by class calls for deducting all of the liabilities of each class from the total value of its assets (the market value of the securities it holds, plus its cash reserves) and dividing the result by the number of outstanding shares of that class. The Fund values its securities at their stated market value if price quotations are readily available and reliable. When price quotations for a particular security are not readily available or may be unreliable, the Fund determines its value by the method it believes most accurately reflects its fair value under procedures adopted in good faith by and under the general supervision of the Board of Directors.

DIVIDENDS AND DISTRIBUTIONS

If the Fund earns net investment income, its policy is to distribute to shareholders substantially all of that income annually. The Fund reserves the right to include in the distribution any short-term capital gains on securities that it sells. If the Fund recognizes net capital gains, its policy is to distribute to shareholders substantially all previously undistributed capital gain at least annually.

The Fund may also pay dividends and capital gains distributions at other times if necessary for the Fund to avoid federal income or excise tax. If you invest in the Fund close to the time that the
--------------------------------------------------------------------------------
Typically, the New York Stock Exchange is open every week, Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. On days when the New York Stock Exchange closes early the Fund will calculate its net asset value at the time of closing.


--------------------------------------------------------------------------------

A Detailed Look at Emerging Growth Fund--Class A, B and C


Fund makes a capital gains distribution, generally you will pay taxes on the amount of the distribution whether you reinvest the distribution or receive it as cash. The Fund automatically reinvests all dividends and distributions in shares of the Fund, unless you elect to have your dividends and distributions reinvested in shares of another Deutsche Asset Management fund or elect to receive them in cash. To make either election, complete the appropriate section of the application or notify the Service Center or your service agent at least five days before the date on which the next dividend or distribution will be paid. Any dividends payable on shares you redeem will be paid on the next dividend payable date. If you have redeemed all of your shares by that time, the dividend will be paid in cash whether or not that is the payment option you have selected.

TAX CONSIDERATIONS

The following summary is based on current tax laws that may change. The tax considerations for tax-deferred accounts, non-taxable entities and non-US investors may be different. Because tax circumstances for each investor are unique and tax laws are subject to change, you should consult with your tax advisor before investing.

If you are a taxable shareholder, you and other taxable shareholders pay federal, state and local taxes on the income dividends or capital gains distributed by the Fund. Your taxes will vary from year to year, based on the amount of dividends and capital gains distributions paid out by the Fund. Every year the Fund will send you information on the tax status of dividends and distributions paid the previous year. You may owe taxes whether you receive cash or choose to have dividends and distributions reinvested.

Dividends and distributions usually have the following tax status:


                Transaction              Tax Status
                Income dividends         Ordinary income
                ------------------------------------------------
                Short-term capital gains Ordinary income
                distributions*
                ------------------------------------------------
                Long-term capital gains  Long-term capital gains
                distributions*
                ------------------------------------------------
 * Whether a capital gains distribution is considered short-term or long-term does not depend on how long you own your shares.

In addition, the sale of Fund shares (which includes a redemption or an exchange for shares of another Deutsche Asset Management fund) is generally a taxable transaction for you:


            Transaction               Tax Status
            Your sale of shares owned Generally, long-term capital
            for more than one year    gains or losses
            -------------------------------------------------------
            Your sale of shares owned Generally, short-term capital
            for one year or less      gains or losses; losses
                                      subject to special rules
            -------------------------------------------------------

By law, the Fund must withhold a portion of your taxable distributions, dividends and sales proceeds equal to the current backup withholding tax rate, if you do not provide your correct social security or taxpayer identification number along with the certifications required by the IRS, or if the IRS instructs the Fund to do so.

HOW TO CHOOSE THE CLASS THAT IS RIGHT FOR YOU

Your decision as to which class of the Fund's shares is best for you should be based upon a number of factors, including the amount of money you intend to invest, fees and expenses of the class and the length of time you intend to hold your shares.

If you choose Class A shares, you will pay a sales charge when you buy your shares, but the rate of the charge declines as the amount of your investment increases. You will pay lower expenses than Class B or C shares while you hold the shares. For investments of $1 million or more in Class A shares, you pay no sales charge when you buy your shares, but will pay a deferred sales charge if you redeem your shares within two years of purchase.

If you choose Class B shares, you will pay no sales charge when you buy your shares, but your annual expenses will be higher than Class A shares. You will pay a deferred sales charge if you redeem your shares within six years of purchase, but the amount of the charge declines the longer you hold your shares. At the end of seven years, your shares convert to Class A shares, thus eliminating the higher expenses from that point on.

If you choose Class C shares, you will pay no sales charge when you buy your shares or if you redeem them after holding them for at least a year. On the other hand, expenses on Class C shares are the same as those on Class B shares, and there is no conversion to Class A shares at the end of seven years. Therefore, the higher expenses continue for as long as you own your shares.

Your service agent is paid a fee when you buy shares. In addition, your service agent is paid an annual fee as long as you hold your shares. For Class A and B shares, this fee begins when


--------------------------------------------------------------------------------

                      A Detailed Look at Emerging Growth Fund--Class A, B and C


you purchase your shares. For Class C shares, this fee begins one year after you purchase your shares. In addition to these payments, the Fund's advisor may provide compensation to securities dealers and service agents for distribution, administrative and promotional services. Your service agent may receive different levels of compensation depending upon which class of shares you buy.

Distribution and Shareholder Servicing Plans

The Fund has adopted plans under Rule 12b-1 that allow it to pay your service agent distribution and other fees for the sale of its shares and for shareholder service. In addition, the Fund may pay shareholder servicing fees on Class B and C shares. Class A shares pay a distribution fee equal to 0.25% annually of average daily net assets. Class B and C shares pay a distribution fee equal to 0.75% annually of average daily net assets and a shareholder servicing fee equal to 0.25% annually of average daily net assets. Because these fees are paid out of the Fund's net assets on an on-going basis, they will, over time, increase the cost of your investment and may cost you more than paying other types of sales charges.

BUYING AND SELLING FUND SHARES

To Purchase Shares

You may buy any class of the Fund's shares through your service agent. Contact your service agent for details on how to enter and pay for your order. You may also buy shares by contacting the Service Center directly. Contact the Service Center at 1-800-730-1313 for details.

Minimum Account Investments

         Initial investment in Class A, B or C shares           $2,000
          Subsequent investments                                $  100
          IRA account, initial investment (there is no
            minimum for subsequent investments)                 $1,000
          Initial investment for shareholders of other Deutsche
            Asset Management funds' Class A, B and C
            shares                                              $  500
          Automatic Investment Plan, initial investment         $  250
          Weekly, semi-monthly or monthly plan subsequent
            investments                                         $  100
          Quarterly plan subsequent investments                 $  250
          Semi-annual or annual plan subsequent investments     $  500
          Minimum investment for qualified retirement plans
            (such as 401(k), pension or profit sharing plans)   $    0
         Minimum account balance:
          Non-retirement account                                $  500
          IRA account                                           $    0

Accounts opened through a service agent may have different minimum investment amounts. The Fund and its service providers reserve the right, from time to time in their sole discretion, to waive or reduce the investment minimums.

Automatic Investment Plan. You may elect to make a regular weekly, semi-monthly, monthly, quarterly, semi-annual or annual investment in any class of shares. The amount you decide upon will be withdrawn from your checking account using a pre-authorized check. When the money is received by the Service Center, it will be invested at that day's offering price in the class of shares selected. Either you or the Fund may discontinue your participation upon 30 days' notice. You may discontinue your plan, change the plan's dollar amount, frequency or investment date by contacting the Service Center. If you wish to enroll in any of these programs or if you need any additional information, complete the appropriate section of the application or contact your service agent or the Service Center.

To Redeem Shares

You may redeem any class of the Fund's shares through your service agent. Contact your service agent for details on how to enter your order and for information as to how you will be paid. If you have an account with the Fund that is in your name, you may also redeem shares by contacting the Service Center by mail or by telephone. Refer to the section entitled 'Telephone Transactions' for more information on this method of redemption.

Your service agent or the Service Center may require the following documents before redeeming your shares:

.. A letter of instruction, if you are redeeming shares worth more than $100,000. The letter must specify your account number and the number of shares or dollar amount you wish to redeem. The letter must be signed by all account owners of the shares exactly as their names appear on the account.

.. A signature guarantee, if you are redeeming shares and the amount is more than $100,000 or you request that the check be mailed to an address other than the one on record. You can obtain one from most banks or service agents.

.. Any stock certificates representing the shares you are redeeming. The certificates must be properly endorsed or accompanied by a duly executed stock power.

.. Any additional documents that may be required if your account is in the name of a corporation, partnership, trust or fiduciary.

Other Redemption Information

Systematic Withdrawal Plan. If you own Fund shares having a value of at least $10,000, you may arrange to have some of your


--------------------------------------------------------------------------------

A Detailed Look at Emerging Growth Fund--Class A, B and C


shares redeemed monthly, quarterly, semi-annually or annually under the Fund's Systematic Withdrawal Plan. The minimum withdrawal amount is $100. Each redemption under this plan involves all the tax and sales charge implications normally associated with Fund redemptions, except as noted under 'Waiver of Sales Charge.' Contact your service agent or the Service Center for more information on this plan.

Telephone Transactions. You are automatically entitled to telephone transaction privileges, but you may specifically request that no telephone redemptions or exchanges be accepted for your account. You may make this election when you complete the application or at any time thereafter by completing and returning documentation supplied by the Service Center. You may contact the Service Center during its regular hours, which are normally 8:30 am to 7:00 pm (Eastern time), every business day.

The Service Center will employ reasonable procedures to confirm that telephoned instructions are genuine. These procedures include requiring you to provide certain personal identification information when you open your account and before you execute each telephone transaction. You may be required to provide additional written instructions. If these procedures are employed, neither the Fund nor the Service Center will bear any liability for following telephone instructions that the Service Center reasonably believes to be genuine. Your telephone transaction request will be recorded.

If you request your redemption proceeds by check, you may redeem shares worth up to $100,000. If you request your redemption proceeds by wire, you may redeem shares in any amount.

If you hold shares in certificate form you may not exchange or redeem them by telephone.

SALES CHARGES

Purchase Price

The price you pay to buy shares will be the Fund's offering price, which is calculated by adding any applicable sales charges to the net asset value per share of the class you are buying. You do not pay a sales charge when you reinvest dividends or distributions paid by the Fund.

Shares are subject to sales charges according to the following schedule:


                                      Class A Sales
                                   Charge as a % of
                                                Net Class B Class C
                                  Offering   Amount   Sales   Sales
             Amount of Purchase      Price Invested  Charge  Charge
             Less than $50,000       5.50%    5.82%    None    None
             ------------------------------------------------------
             $   50,000--$99,999     4.50%    4.71%    None    None
             ------------------------------------------------------
             $  100,000--$249,999    3.50%    3.63%    None    None
             ------------------------------------------------------
             $  250,000--$499,999    2.50%    2.56%    None    None
             ------------------------------------------------------
             $  500,000--$999,999    2.00%    2.04%    None    None
             ------------------------------------------------------
             $1,000,000 and over      None     None    None    None
             ------------------------------------------------------

Although you do not pay an initial sales charge when you invest $1 million or more in Class A shares or when you buy any amount of Class B or C shares, you may pay a sales charge when you redeem your shares. Refer to the section entitled 'Redemption Price' for details. Your service agent may be paid a commission at the time of your purchase.

The sales charge you pay on your current purchase of Class A shares may be reduced under the circumstances listed below.

Right of Accumulation. If you are purchasing additional Class A shares of the Fund or Class A shares of any other Deutsche Asset Management fund or if you already have investments in Class A shares, you may combine the value of your purchases with the value of your existing Class A share investments to determine whether you qualify for reduced sales charges. (For this purpose your existing Class A investments will be valued at the higher of cost or current value.) You may also combine your Class A purchases and investments with those of your spouse and your children under the age of 21 for this purpose. You must be able to provide sufficient information to verify that you qualify for this right of accumulation.

Letter of Intent. If you anticipate making additional purchases of Class A shares of the Fund or any other Deutsche Asset Management fund over the next 13 months, you may combine the value of your current purchase with the value of your anticipated purchases to determine whether you qualify for a reduced sales charge. You will be required to specify the total value of your anticipated purchases on the application and to initially purchase at least 5% of the total. When you make each purchase during the period, you will pay the sales charge applicable to the combined value of all anticipated purchases. If, at the end of the 13-month period, the total value of your purchases is less than


--------------------------------------------------------------------------------

                      A Detailed Look at Emerging Growth Fund--Class A, B and C


the amount you indicated, you will be required to pay the difference between the sales charges you paid and the sales charges applicable to the amount you actually did purchase. Some of the shares you own will be redeemed to pay this difference.

Purchases at Net Asset Value. You may buy Class A shares without paying a sales charge under the following circumstances:

1)If you are reinvesting some or all of the proceeds of a redemption of Class A shares made within the last 90 days. Special tax rules may apply if you elect reinstatement. Consult your tax advisor for more information.

2)If you are exchanging an investment in Class A shares of certain Deutsche Asset Management funds for an investment in this Fund (see the section entitled 'Purchases by Exchange' for a description of the conditions).

3)If you are a current or retired Director or Trustee of this or any affiliated fund or a director, an employee, or a member of the immediate family of an employee of any of the following (or their respective affiliates): the Fund's distributor, the Advisors, a broker-dealer authorized to sell shares of the Fund, or an investment advisor or sub-advisor to any fund in the Deutsche Asset Management family of funds.

4)If you are buying shares in any of the following types of accounts:

  (i)A qualified retirement plan;

 (ii)A Deutsche Asset Management fund payroll savings program;

(iii)A fiduciary or advisory account with a bank, bank trust department, registered investment advisor, financial planner, or securities dealer purchasing shares on your behalf. To qualify for this provision, you must be paying an account management fee for the fiduciary or advisory services. You may be charged an additional fee by your service agent if you buy shares in this manner.

Purchases by Exchange

You may exchange Class A, B or C shares of certain Deutsche Asset Management funds for an equal dollar amount of Class A, B or C shares, respectively, without payment of the sales charges described above or any other charge, up to four times per calendar year. You may enter both your redemption and purchase orders on the same business day or, if you have already redeemed the shares of the other fund, you may enter your purchase order within 90 days of the redemption. The Fund may modify or terminate these offers of exchange upon 60 days' notice. Your purchase order might not be accepted if the Fund determines that your purchase would be detrimental to the interests of shareholders. (See the section entitled 'Important Information about Buying and Selling Shares.')

You may request an exchange through your service agent. Contact your service agent for details on how to enter your order. Before exchanging shares, you should obtain a copy of that fund's prospectus and read it carefully. If you have an account with the Fund that is in your name, you may also request an exchange directly through the Service Center.

Please note the following:

.. The accounts between which the exchange is taking place must have the same name, address and taxpayer ID number.

.. You may make the exchange by phone, only if your account has the exchange by phone feature, otherwise make the exchange by letter.

.. Any deferred sales charge will continue to be measured from the time of your original purchase. If the fund you exchange into has a higher deferred sales charge, you will be subject to that charge. If you exchange at any time into a fund with a lower deferred sales charge, your sales charge will not be reduced.

.. If your shares are in a taxable account, you may have to pay taxes on the exchange.

.. Your exchange must meet the minimum investment amount for the class of shares of the fund being purchased.

Redemption Price

The amount of any applicable deferred sales charge will be deducted from your redemption price according to the following schedule:


                        Sales Charge as a Percentage of the Dollar
            Years                Amount Subject to Charge
            Since         (as a % of the Lesser of Cost or Value)
            Purchase   Class A Shares  Class B Shares Class C Shares
            First               1.00%*          5.00%          1.00%
            --------------------------------------------------------
            Second              1.00%*          4.00%           None
            --------------------------------------------------------
            Third                None           3.00%           None
            --------------------------------------------------------
            Fourth               None           3.00%           None
            --------------------------------------------------------
            Fifth                None           2.00%           None
            --------------------------------------------------------
            Sixth                None           1.00%           None
            --------------------------------------------------------
            Thereafter           None            None           None
            --------------------------------------------------------
 * You will pay a deferred sales charge when you redeem Class A shares only if your shares were purchased at net asset value (ie, without any sales charge) because they were part of an investment of $1 million or more.


--------------------------------------------------------------------------------

A Detailed Look at Emerging Growth Fund--Class A, B and C



Determination of Deferred Sales Charge. The sales charge applicable to your redemption is calculated in a manner that results in the lowest possible rate:

.. No sales charge will be applied to shares you own as a result of reinvesting dividends or distributions.

.. If you have purchased shares at various times, the sales charge will be applied first to shares you have owned for the longest period of time.

..  If you acquired your shares through an exchange of shares of another
   Deutsche Asset Management fund, the period of time you held the original shares will be combined with the period of time you held the shares being redeemed to determine the years since purchase. If you bought your shares prior to May 7, 2001, you will pay the sales charge in effect at the time of your original purchase.

.. The sales charge is applied to the lesser of the cost of the shares or their value at the time of your redemption. Therefore, you do not pay a sales charge on amounts representing appreciation.

Waiver of Sales Charge. You may redeem shares without paying a deferred sales charge under any of the following circumstances:

1)If you are exchanging your shares for shares of another Deutsche Asset Management fund of the same class.

2)If your redemption represents the minimum required distribution from an individual retirement account or other retirement plan.

3)If your redemption represents a distribution from a Systematic Withdrawal Plan. This waiver applies only if the annual withdrawals under your Plan are 12% or less of your share balance.

4)If shares are being redeemed in your account following your death or a determination that you are disabled. This waiver applies only under the following conditions:

  (i)The account is registered in your name either individually, as a joint tenant with rights of survivorship, as a participant in community property, or as a minor child under the Uniform Gifts or Uniform Transfers to Minors Acts.

 (ii)Either you or your representative notifies your service agent or the Service Center that these circumstances exist.

Automatic Conversion of Class B Shares. Your Class B shares, along with any reinvested dividends or distributions associated with those shares, will be automatically converted to Class A shares seven years after your purchase. Shares purchased by exchanging Class B shares from another Deutsche Asset Management fund will convert on the date that the shares originally acquired would convert to Class A shares. If you purchased your shares prior to January 18, 2000, your Class B shares will be converted to Class A shares six years after your purchase. This automatic conversion will be made on the basis of the relative net asset values of the classes and, under current US tax laws, will not be a taxable event to you.

Important Information about Buying and Selling Shares

..  You may buy and sell shares of the Fund through authorized service agents.
   The price at which you buy and sell shares is based on the next calculation of the NAV after the order is received by the Service Center or your service agent, provided that your service agent forwards your order to the Service Center in a timely manner. Contact your service agent if you have a dispute as to when your order was actually received by the Service Center.

.. The Fund accepts payment for shares only in US dollars by check, by bank or Federal Funds wire transfer, or by electronic bank transfer. Please note that the Fund cannot accept cash, starter checks, third-party checks or checks issued by credit card companies or internet-based companies.

.. The payment of redemption proceeds and the processing of exchanges for shares of the Fund recently purchased by check may be delayed for up to 15 calendar days while the Fund waits for your check to clear.

.. Unless otherwise instructed, the Service Center normally mails a check for the proceeds from the sale of your shares to your account address the next business day but may take up to seven days after the Service Center receives your order in proper form.

.. Any dividends payable on shares you redeem will be paid on the next dividend payable date. If you have redeemed all of your shares by that time, the dividend will be paid to you in cash whether or not that is the payment option you have selected.

.. The Fund reserves the right to close your account on 60 days' notice if it fails to meet minimum account balance requirements for any reason other than a change in market value.

.. The Fund remits proceeds from the sale of shares in US dollars. Under certain circumstances, the Fund reserves the right to redeem shares 'in-kind,' which means that the Fund may give you a portion of your redemption in portfolio securities.


--------------------------------------------------------------------------------

                      A Detailed Look at Emerging Growth Fund--Class A, B and C



.. The Fund issues share certificates only for Class A shares and only upon request.

.. You may have difficulty contacting the Service Center by telephone during times of market volatility or disruption in telephone service. If you are unable to reach the Service Center by telephone, you should make your request by mail.

.. The Fund will not accept purchase and sale orders or exchange requests on any day the New York Stock Exchange is closed. On New York Stock Exchange holidays or on days when the Exchange closes early, the Service Center will adjust its hours accordingly.

.. The Fund reserves the right to reject purchases of Fund shares (including purchases that are part of an exchange) for any reason. The Fund reserves the right to suspend or postpone redemptions during periods when: 1) the New York Stock Exchange is closed; 2) trading on the New York Stock Exchange is restricted; or 3) an emergency exists that prohibits the Fund from disposing of its portfolio securities or pricing its shares.

.. Your purchase order may not be accepted if the Fund determines that your purchase would be detrimental to the interests of its shareholders. The Fund specifically reserves the right to refuse your order if it is part of multiple purchase or exchange requests that the Fund, in its sole discretion, deems to involve excessive trading or to be part of a market timing strategy. In making its determination, the Fund may consider orders you have placed individually, orders placed in combination with a group of shareholders or commonly controlled accounts and orders placed by your service agent. For these purposes, the Fund may consider, among other factors, your trading history in this or any affiliated fund, the funds involved, the amount of your investment, your background and the background of any other investors or service agents involved.

.. Account Statements and Fund Reports: The Service Center or your service agent will furnish you with a written confirmation of every transaction that affects your account balance. You will also receive periodic statements reflecting the balances in your account. The Service Center will send you semi-annual and annual reports on the Fund's overall performance, its holdings and its investing strategies.


--------------------------------------------------------------------------------

A Detailed Look at Emerging Growth Fund--Class A, B and C


The tables below provide a picture of the Fund's financial performance for the past five fiscal years for Class A and Class B shares and since the commencement of operations for Class C shares. The information selected reflects results for a single Fund share. The total returns in the tables represent the rate of return that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The annual report is available free of charge by calling the Service Center at 1-800-730-1313.

Financial Highlights
Class A Shares
(for a share outstanding
throughout each period)

                                         For the Years Ended October 31,
                                 2001        2000      1999      1998        1997
Per share operating
 performance:

Net asset value, beginning of
 year                          $31.62      $24.36    $19.08    $23.17      $19.14
-----------------------------------------------------------------------------------
Income from investment
 operations

Expenses in excess of income    (0.31)/1/   (0.39)    (0.28)    (0.22)/1/   (0.18)
-----------------------------------------------------------------------------------
Net realized and unrealized
 gain (loss) on investments    (10.29)       8.41      5.56     (2.82)       4.95
-----------------------------------------------------------------------------------
Total from investment
 operations                    (10.60)       8.02      5.28     (3.04)       4.77
-----------------------------------------------------------------------------------
Distributions to shareholders

Net realized short-term gains      --       (0.36)       --     (0.21)      (0.21)
-----------------------------------------------------------------------------------
Net realized long-term gains    (3.98)      (0.40)       --     (0.84)      (0.53)
-----------------------------------------------------------------------------------
Total distributions             (3.98)      (0.76)       --     (1.05)      (0.74)
-----------------------------------------------------------------------------------
Net asset value, end of year   $17.04      $31.62    $24.36    $19.08      $23.17
-----------------------------------------------------------------------------------
Total investment return/2/     (37.49)%     33.32%    27.67%   (13.48)%     25.93%
-----------------------------------------------------------------------------------
Supplemental data and ratios:

Net assets, end of year (000s
 omitted)                     $43,024     $84,322   $70,236   $65,247     $71,123
-----------------------------------------------------------------------------------
Ratios to average net assets:
Expenses in excess of income    (1.33)%     (1.14)%   (1.19)%   (1.03)%     (0.97)%
-----------------------------------------------------------------------------------
Expenses                         1.43%       1.32%     1.40%     1.41%       1.44%
-----------------------------------------------------------------------------------
Portfolio turnover rate            24%         36%       38%       23%         42%
-----------------------------------------------------------------------------------

 /1/ Calculated based on average shares.
 /2/ Total return excludes the effect of sales charges.


--------------------------------------------------------------------------------

                      A Detailed Look at Emerging Growth Fund--Class A, B and C



Financial Highlights
Class B Shares
(for a share outstanding throughout
each period)

                                                For the Years Ended October 31,
                                          2001       2000     1999     1998       1997
Per share operating performance:

Net asset value, beginning of year      $30.46     $23.67   $18.69   $22.88     $19.10
----------------------------------------------------------------------------------------
Income from investment operations

Expenses in excess of income             (0.47)/1/  (0.45)   (0.55)   (0.37)/1/  (0.18)
----------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
 on investments                          (9.81)      8.00     5.53    (2.77)      4.70
----------------------------------------------------------------------------------------
Total from investment operations        (10.28)      7.55     4.98    (3.14)      4.52
----------------------------------------------------------------------------------------
Distributions to shareholders

Net realized short-term gains               --      (0.36)      --    (0.21)     (0.21)
----------------------------------------------------------------------------------------
Net realized long-term gains             (3.98)     (0.40)      --    (0.84)     (0.53)
----------------------------------------------------------------------------------------
Total distributions                      (3.98)     (0.76)      --    (1.05)     (0.74)
----------------------------------------------------------------------------------------
Net asset value, end of year            $16.20     $30.46   $23.67   $18.69     $22.88
----------------------------------------------------------------------------------------
Total investment return/2/              (37.95)%    32.32%   26.65%  (14.11)%   (24.69)%
----------------------------------------------------------------------------------------
Supplemental data and ratios:

Net assets, end of year (000s omitted)  $2,758     $8,136   $3,662   $5,155     $5,719
----------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses in excess of income             (2.08)%    (1.89)%  (1.94)%  (1.77)%    (1.73)%
----------------------------------------------------------------------------------------
Expenses                                  2.18%      2.07%    2.15%    2.16%      2.19%
----------------------------------------------------------------------------------------
Portfolio turnover rate                     24%        36%      38%      23%        42%
----------------------------------------------------------------------------------------

 /1/ Calculated based on average shares.
 /2/ Total return excludes the effect of sales charges.


--------------------------------------------------------------------------------

A Detailed Look at Emerging Growth Fund--Class A, B and C



Financial Highlights
Class C Shares
(for a share outstanding throughout
each period)
                                                                 For the Period
                                                               July 31, 2000/1/
                                        For the Year Ended              through
                                          October 31, 2001     October 31, 2000
Per share operating performance:

Net asset value, beginning of year                  $30.47               $29.83
------------------------------------------------------------------------------------
Income from investment operations

Expenses in excess of income                         (0.45)/2/            (0.14)
------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
 on investments                                      (9.86)                0.78
------------------------------------------------------------------------------------
Total from investment operations                    (10.31)                0.64
------------------------------------------------------------------------------------
Distributions to shareholders

Net realized long-term gains                         (3.98)                  --
------------------------------------------------------------------------------------
Total distributions                                  (3.98)                  --
------------------------------------------------------------------------------------
Net asset value, end of year                        $16.18               $30.47
------------------------------------------------------------------------------------
Total investment return/3/                          (38.02)%               2.15%
------------------------------------------------------------------------------------
Supplemental data and ratios:

Net assets, end of year (000s omitted)                $113                 $102
------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses in excess of income                         (2.08)%              (1.89)%/4/
------------------------------------------------------------------------------------
Expenses                                              2.18%                2.07%/4/
------------------------------------------------------------------------------------
Portfolio turnover rate                                 24%                  36%
------------------------------------------------------------------------------------

 /1/ Commencement of operations.
 /2/ Calculated based on average shares.
 /3/ Total return excludes the effect of sales charges.
 /4/ Annualized.


--------------------------------------------------------------------------------

Additional information about the Fund's investments and performance is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You can find more detailed information about the Fund in the current Statement of Additional Information, dated March 1, 2002, which has been filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into this Prospectus. To receive your free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have questions about investing in the Fund, write to:

 Deutsche Asset Management Service Center
 PO Box 219210
 Kansas City, MO 64121-9210
or call toll-free: 1-800-730-1313

You can find reports and other information about the Fund on the EDGAR Database on the SEC's website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, DC 20549-0102. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For information on the Public Reference Room, call the SEC at 202-942-8090.

Emerging Growth Fund, Inc.                           CUSIP #29089S101
Class A Shares                                              29089S309
Class B Shares                                        29089S408
Class C Shares                                        BDEGPRO (03/02)
                                                      811-5320

Distributed by:
ICC Distributors, Inc.
Two Portland Square
Portland, ME 04101

                                                      Deutsche Asset Management


                                       [Graphic]


                                            Mutual Fund
                                            Prospectus
                                                  March 1, 2002

                                                            Institutional Class

Emerging Growth Fund, Inc.

[Like shares of all mutual funds, these securities have
not been approved or disapproved by the Securities
and Exchange Commission nor has the Securities and
Exchange Commission passed upon the accuracy or         [LOGO]
adequacy of this prospectus. Any representation to the
contrary is a criminal offense.]                        A Member of the Deutsche Bank Group

Overview
--------------------------------------------------------------------------------
of Emerging Growth Fund--Institutional Class

Goal: The Fund seeks to achieve long-term capital appreciation.
Core Strategy: The Fund invests primarily in a diversified portfolio of common stocks of small and mid-sized emerging growth companies.


INVESTMENT POLICIES AND STRATEGIES
The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of common stocks of small and mid-sized emerging growth companies. In managing the Fund, the Fund's investment advisor and sub-advisor (the 'Advisors') attempt to identify companies that they believe have the ability or potential to sustain a high level of growth in their revenue, earnings, assets and cash flow.
--------------------------------------------------------------------------------

Emerging Growth Fund-Institutional Class

Overview of Emerging Growth Fund

Goal..................................................................... 3
Core Strategy............................................................ 3
Investment Policies and Strategies....................................... 3
Principal Risks of Investing in the Fund................................. 4
Who Should Consider Investing in the Fund................................ 4
Total Returns, After Fees and Expenses................................... 5
Fees and Expenses of the Fund............................................ 6

A Detailed Look at Emerging Growth Fund

Objective................................................................  7
Strategy.................................................................  7
Principal Investments....................................................  7
Investment Process.......................................................  7
Risks....................................................................  7
Management of the Fund...................................................  7
Calculating the Fund's Share Price.......................................  8
Dividends and Distributions..............................................  8
Tax Considerations.......................................................  9
Buying and Selling Institutional Class Shares............................  9
Financial Highlights..................................................... 13


--------------------------------------------------------------------------------

Overview of Emerging Growth Fund--Institutional Class


PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund could lose money, or the Fund's performance could trail that of other investments. For example:

..  Stocks held by the Fund could perform poorly.

.. Small and mid-sized company stock returns could trail stock market returns generally because of risks specific to small and mid-sized company investing, including greater share price volatility and fewer buyers for shares in periods of economic or stock market stress. Such risks may hurt the prices of the stocks in the Fund's portfolio and limit the Fund's ability to exit from an unsuccessful investment.

..  The overall stock market could decline or could underperform other investments.
WHO SHOULD CONSIDER INVESTING IN THE FUND

You should consider investing in the Fund if you are seeking to achieve long-term capital appreciation. There is, of course, no guarantee that the Fund will realize its goal. Moreover, you should be willing to accept significantly greater short-term fluctuations in the value of your investment than you would typically experience investing in bond or money market funds.

You should not consider investing in the Fund if you are pursuing a short-term financial goal, if you are seeking regular income or if you cannot tolerate fluctuations in the value of your investments.

This Prospectus describes Emerging Growth Fund Institutional Class. The Institutional Class may be purchased only by eligible institutions, by certain qualified retirement plans or by investment advisory affiliates of Deutsche Banc Alex. Brown Inc. or the Deutsche Asset Management family of funds on behalf of their clients.

The Fund by itself does not constitute a balanced investment program. It can, however, provide exposure to investment opportunities not available to someone who invests in large company stocks. Diversifying your investments may improve your long-run investment return and lower the volatility of your overall investment portfolio.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


--------------------------------------------------------------------------------

                          Overview of Emerging Growth Fund--Institutional Class


TOTAL RETURNS, AFTER FEES AND EXPENSES

The bar chart and table on this page can help you evaluate the potential risks and rewards of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the Institutional Class' actual total return for each full calendar year since the Fund began selling the Institutional Class. The table compares the Institutional Class' average annual total return with the Russell 2000 Growth Index over the last calendar year, the last five calendar years and since inception. The Index is a group of securities whose overall performance is used as a standard to measure investment performance. It does not factor in the costs of buying, selling and holding securities--costs that are reflected in the Fund's results.

The table also shows the after-tax returns of the Fund's Institutional Class. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's past performance, before or after taxes, is not necessarily an indication of how the Fund will perform in the future.
--------------------------------------------------------------------------------
The Return After Taxes on Distributions assumes that an investor holds Fund shares at the end of the period. The number only reflects the Fund's taxable distributions, not a shareholder's gain or loss from selling Fund shares.
The Return After Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her Fund shares at the end of the period. The number reflects both the Fund's taxable distributions and a shareholder's gain or loss from selling Fund shares.
The Russell 2000 Growth Index is a widely-recognized benchmark of small company stock performance which tracks the performance of those companies in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. It is a model, not an actual portfolio.
/1/ These figures assume the reinvestment of dividends and capital gain distributions.
/2/ For the period from 10/31/95 through 12/31/01.



                                    [CHART]

1996  18.54%
1997  21.08%
1998   6.72%
1999  49.65%
2000 -17.18%
2001 -14.27%


         Performance for the Periods Ended December 31, 2001

                                           Average Annual Total Returns
                                                     Since Inception
                                      1 Year 5 Years  (Nov. 2, 1995)
         Institutional Class/1/
         Return Before Taxes        (14.27)%   6.54%           8.35%
         --------------------------------------------------------------
         Return After Taxes on
          Distributions             (14.27)%   5.54%           6.97%
         --------------------------------------------------------------
         Return After Taxes on
          Distributions and Sale of
          Fund Shares                (8.69)%   5.34%           6.61%
         --------------------------------------------------------------
         Russell 2000 Growth
          Index (reflects no
          deduction for fees,
          expenses, or taxes)        (9.23)%   2.87%           5.21%/2/
         --------------------------------------------------------------

--------------------------------------------------------------------------------

Overview of Emerging Growth Fund--Institutional Class


FEES AND EXPENSES OF THE FUND
(expenses paid from Institutional Class' assets)

The Annual Fees and Expenses table to the right describes the fees and expenses that you may pay if you buy and hold Institutional Class shares.

Expense Example. The example below illustrates the expenses incurred on a $10,000 investment in the Institutional Class of the Fund. The example assumes that the Institutional Class earned an annual return of 5% over the periods shown, the Institutional Class' operating expenses remained the same, you sold your shares at the end of the period and you reinvested all dividends and distributions.

You may use this hypothetical example to compare the Fund's expense history with other funds. The example does not represent an estimate of future returns or expenses. Actual costs and investment returns may be higher or lower.


Annual Fees and Expenses

                                         Percentage of Average
                                              Daily Net Assets
Management Fees                                          0.85%
--------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                  None
--------------------------------------------------------------
Other Expenses                                           0.33%
--------------------------------------------------------------
Total Annual Fund Operating Expenses                     1.18%
--------------------------------------------------------------


Expense Example

1 Year 3 Years 5 Years 10 Years
 $120     $375    $649   $1,432
-------------------------------


--------------------------------------------------------------------------------

A detailed look
--------------------------------------------------------------------------------
at Emerging Growth Fund--Institutional Class


OBJECTIVE

The Fund seeks to achieve long-term capital appreciation. The Advisors are responsible for managing the Fund's investments (see the section entitled 'Management of the Fund').

STRATEGY

The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks of small and mid-sized emerging growth companies. These companies have relatively small market capitalizations.

PRINCIPAL INVESTMENTS

Under normal market conditions, the Fund's assets will be invested primarily in common stocks. The Advisors will invest in a broad cross-section of industries in an effort to limit the Fund's volatility. The Fund will invest primarily, but not exclusively, in the businesses of Technology, Health Care, Business Services, Energy, Transportation, Financial Services, Consumer Products & Services and Capital Goods.

INVESTMENT PROCESS

The Advisors will seek to identify emerging growth companies, that is, companies that in their opinion are well managed and have experienced or have the potential to experience rapid growth in their revenue, earnings, assets and cash flow. The selection criteria includes evaluation of a company's industry position, management qualifications and experience, accounting and financial policies, marketing and service capabilities and product development efforts.

Temporary Defensive Position. The Advisors may from time to time adopt a temporary defensive position in response to extraordinary adverse political, economic or stock market events. The Advisors may invest up to 100% of the Fund's assets in cash, cash items, short-term, high quality debt securities, money market instruments and similar obligations, such as repurchase agreements and reverse repurchase agreements, if the situation warrants. To the extent the Advisors might adopt such a position and over the course of its duration, the Fund may not meet its goal of achieving long-term capital appreciation. The Advisors would follow such a strategy only if they believed the risk of loss in pursuing the Fund's primary investment strategies outweighed the opportunity for gain.

RISKS

Set forth below are some of the prominent risks associated with investing in general, and investing in common stocks of small and mid-sized companies in particular. Although the Advisors attempt to assess the likelihood that these risks may actually occur and to limit them, the Advisors cannot guarantee that they will succeed.

Primary Risks

Market Risk. Although individual stocks can outperform their local markets, deteriorating market conditions might cause an overall weakness in the stock prices of the entire market.

Small and Mid-Sized Company Risk. Small and mid-sized company stocks tend to be more volatile than investments in larger, more established companies, making such investments more speculative. In particular, companies in the Fund's portfolio may have limited product lines, markets and financial resources and may depend on a relatively small management group. Small and mid-sized company stocks are typically less liquid than large company stocks.

Security Selection Risk. A risk that pervades all investing is the risk that the securities in the Fund's portfolio will decline in value.

Secondary Risk

Pricing Risk. When price quotations for securities are not readily available or may be unreliable, the Fund determines their value by the method that it believes most accurately reflects their current worth under procedures established by and under the general supervision of the Board of Directors. This procedure involves the risk that the values determined are higher or lower than the prices the securities might actually command if the Fund sold them. If the Fund has valued the securities too highly, you may end up paying too much for Fund shares when you buy into the Fund. If the Fund underestimates their prices, you may not receive the full market value for your Fund shares when you sell.

MANAGEMENT OF THE FUND

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Bankers Trust Company, Deutsche Banc Alex. Brown Inc.,


--------------------------------------------------------------------------------

A Detailed Look at Emerging Growth Fund--Institutional Class


Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.

Board of Directors. A Board of Directors supervises all of the Fund's activities on behalf of the Fund's shareholders.

Investment Advisor and Sub-Advisor. Investment Company Capital Corp. ('ICCC' or the 'Advisor') is the Fund's investment advisor and Brown Advisory Incorporated ('Brown Advisory' or the 'Sub-Advisor') is the Fund's sub-advisor. ICCC is also the investment advisor to other mutual funds in the Deutsche Asset Management family of funds. As of December 31, 2001, funds managed by ICCC totaled approximately $10.8 billion in net assets.

Prior to May 1, 2001, Brown Investment Advisory & Trust Company was the Fund's sub-advisor. Brown Advisory is a wholly owned subsidiary of Brown Investment Advisory & Trust Company. Brown Advisory is a Maryland Corporation. Brown Advisory and its affiliates together had approximately $4.44 billion under management as of December 31, 2001.

ICCC is responsible for supervising and managing all of the Fund's operations, including overseeing the performance of Brown Advisory. Brown Advisory is responsible for decisions to buy and sell securities for the Fund, for broker-dealer selection, and for negotiation of commission rates.

As compensation for its services for the fiscal year ended October 31, 2001, ICCC received from the Fund a fee equal to 0.85% of the Fund's average daily net assets. ICCC compensates Brown Advisory out of its advisory fee.

ICCC is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking, and insurance.

ICCC's address is One South Street, Baltimore, Maryland 21202. Brown Advisory's address is Furness House, 19 South Street, Baltimore, Maryland 21202.

Portfolio Manager

The following portfolio manager is responsible for the day-to-day management of the Fund.

Mr. Frederick L. Meserve, Managing Director of Brown Investment Advisory & Trust Company and Manager of the Fund.

..  Managed the Fund since 1993, while employed as a portfolio manager with BT
   Alex. Brown Incorporated (predecessor to Deutsche Banc Alex. Brown Inc.)

..  Joined Brown Investment Advisory & Trust Company in 1998.

..  Published numerous investment strategy reports on growth stocks.

..  B.S. & E. from Princeton University and MBA from the Columbia School of
   Business.

CALCULATING THE FUND'S SHARE PRICE

The Fund calculates the price of its shares (also known as the 'net asset value' or 'NAV') in accordance with the standard formula for valuing mutual fund shares described below. The Fund calculates its net asset value as of the close of regular trading on the New York Stock Exchange each day the New York Stock Exchange is open for business. You can find the Fund's share price in the mutual fund listings of most major newspapers and on the Deutsche Asset Management website: www.deam-us.com.

The Fund calculates a net asset value per share for each of its classes. The formula for calculating the Fund's net asset values by class calls for deducting all of the liabilities of each class from the total value of its assets (the market value of the securities it holds, plus its cash reserves) and dividing the result by the number of outstanding shares of that class. The Fund values its securities at their stated market value if price quotations are readily available and reliable. When price quotations for a particular security are not readily available or may be unreliable, the Fund determines its value by the method it believes most accurately reflects its fair value under procedures adopted in good faith by and under the general supervision of the Board of Directors.

DIVIDENDS AND DISTRIBUTIONS

If the Fund earns net investment income, its policy is to distribute to shareholders substantially all of that income annually. The Fund reserves the right to include in the distribution any short-term capital gains on securities that it sells. If the Fund recognizes net capital gains, its policy is to distribute to shareholders substantially all previously undistributed capital gain at least annually.
--------------------------------------------------------------------------------
Typically, the New York Stock Exchange is open every week, Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. On days when the New York Stock Exchange closes early the Fund will calculate its net asset value at the time of closing.


--------------------------------------------------------------------------------

                   A Detailed Look at Emerging Growth Fund--Institutional Class



The Fund may also pay dividends and capital gains distributions at other times if necessary for the Fund to avoid federal income or excise tax. If you invest in the Fund close to the time that the Fund makes a capital gains distribution, generally you will pay taxes on the amount of the distribution whether you reinvest the distribution or receive it as cash. The Fund automatically reinvests all dividends and distributions in shares of the Fund, unless you elect to have your dividends and distributions reinvested in shares of another Deutsche Asset Management fund or elect to receive them in cash. To make either election, complete the appropriate section of the application or notify the Deutsche Asset Management Service Center (the 'Service Center') or your service agent at least five days before the date on which the next dividend or distribution will be paid. Any dividends payable on shares you redeem will be paid on the next dividend payable date. If you have redeemed all of your shares by that time, the dividend will be paid in cash whether or not that is the payment option you have selected.

TAX CONSIDERATIONS

The following summary is based on current tax laws that may change. The tax considerations for tax-deferred accounts, non-taxable entities and non-US investors may be different. Because tax circumstances for each investor are unique and tax laws are subject to change, you should consult with your tax advisor before investing.

If you are a taxable shareholder, you and other taxable shareholders pay federal, state and local taxes on the income dividends or capital gains distributed by the Fund. Your taxes will vary from year to year, based on the amount of dividends and capital gains distributions paid out by the Fund. Every year the Fund will send you information on the tax status of dividends and distributions paid the previous year. You may owe taxes whether you receive cash or choose to have dividends and distributions reinvested.

Dividends and distributions usually have the following tax status:


                Transaction              Tax Status
                Income dividends         Ordinary income
                ------------------------------------------------
                Short-term capital gains Ordinary income
                distributions*
                ------------------------------------------------
                Long-term capital gains  Long-term capital gains
                distributions*
                ------------------------------------------------
 * Whether a capital gains distribution is considered short-term or long-term does not depend on how long you own your shares.

In addition, the sale of Fund shares (which includes a redemption or an exchange for shares of another Deutsche Asset Management fund) is generally a taxable transaction for you:


            Transaction               Tax Status
            Your sale of shares owned Generally, long-term capital
            for more than one year    gains or losses
            -------------------------------------------------------
            Your sale of shares owned Generally, short-term capital
            for one year or less      gains or losses; losses
                                      subject to special rules
            -------------------------------------------------------
By law, the Fund must withhold a portion of your taxable distributions, dividends and sales proceeds equal to the current backup withholding tax rate, if you do not provide your correct social security or taxpayer identification number along with the certifications required by the IRS, or if the IRS instructs the Fund to do so.

BUYING AND SELLING INSTITUTIONAL CLASS SHARES

Eligibility Requirements

You may buy Institutional Class shares if you are any of the following:

.. An eligible institution (eg, a financial institution, corporation, trust, estate or educational, religious or charitable institution).

..  An employee benefit plan with assets of at least $50 million.

.. A registered investment advisor or financial planner purchasing shares on behalf of clients and charging an asset-based or hourly fee.

..  A client of the private banking division of Deutsche Bank AG.

..  A Director or Trustee of any mutual fund advised or administered by Deutsche
   Asset Management, Inc. or its affiliates, or employees of Deutsche Bank AG and its affiliates, their spouses and minor children.

Investment Minimums

Your initial investment must be at least $250,000. There are no investment minimums for subsequent investments.

The minimum initial investment is waived for:

..  Investment advisory affiliates of Deutsche Banc Alex. Brown Inc. or the
   Deutsche Asset Management family of funds purchasing shares for the accounts of their investment advisory clients.

..  Employee benefit plans with assets of at least $50 million.

..  Clients of the private banking division of Deutsche Bank AG.


--------------------------------------------------------------------------------

A Detailed Look at Emerging Growth Fund--Institutional Class



..  A Director or Trustee of any mutual fund advised or administered by Deutsche
   Asset Management, Inc. or its affiliates, or employees of Deutsche Bank AG and its affiliates, their spouses and minor children.

If the value of your account falls below $50,000, for any reason other than a change in market value, the Fund reserves the right to redeem your shares, after giving you 60 days' notice. The Fund and its service providers also reserve the right to waive or modify the above eligibility requirements and investment minimums from time to time at their discretion.

You may buy Institutional Class shares through any financial institution that is authorized to act as a service agent. You may also buy Institutional Class shares by sending your check (along with a completed application) directly to the Service Center.

How to Buy and Sell Shares through Your Service Agent

Buying. You may buy Institutional Class shares through your service agent. Contact them for details on how to enter and pay for your order. The Fund's investment advisor may provide compensation to securities dealers and service agents for distribution, administrative and promotional services.

Selling. You may redeem Institutional Class shares through your securities dealer or service agent. Contact them for details on how to enter your order and for information as to how you will be paid. You will be paid for redeemed shares by wire transfer of funds to your securities dealer, service agent or bank upon receipt of a duly authorized redemption request as promptly as feasible and, under most circumstances, within three business days.

How to Buy and Sell Shares through the Deutsche Asset Management Service Center

BY MAIL

Buying. Send your check in US dollars, payable to 'Emerging Growth Fund, Inc.--Institutional Class--Fund Number 444' to the Service Center. The addresses are shown under 'How to Contact the Deutsche Asset Management Service Center.' Be sure to include the fund number and your account number (see your account statement) on your check. If you are investing in more than one fund, make your check payable to 'Deutsche Asset Management Funds,' include your account number, the names and numbers of the funds you have selected, and the dollar amount or percentage you would like invested in each fund.

Selling. Send a signed letter to the Service Center with your name, your fund number and account number, the fund's name, and either the number of shares you wish to sell or the dollar amount you wish to receive. Your signature must be signature guaranteed if the amount is more than $100,000 or if it will be sent to an address other than the one on record. You must leave at least $50,000 worth of shares in your account to keep it open. Unless exchanging into another Deutsche Asset Management mutual fund, you must submit a written authorization to sell shares in a retirement account.

BY WIRE

Buying. You may only buy shares by wire if your account is authorized to do so. Please note that you or your service agent must call the Service Center at 1-800-730-1313 to notify us in advance of a wire transfer purchase. Inform the Service Center representative of the amount of your purchase and receive a trade confirmation number. Instruct your bank to send payment by wire using the wire instructions noted below. All wires must be received by 4:00 pm (Eastern time) the next business day.

                     Bank Name:  Bankers Trust
                     Routing No: 021001033
                     Attn:       Deutsche Asset Management
                                 Mutual Funds
                     DDA No:     00-226-296
                     FBO:        (Account name)
                                 (Account number)
                     Credit:     Emerging Growth Fund, Inc.
                                 --Institutional Class--444

Wire transfers normally take two or more hours to complete and the sending bank may charge a fee. Wire transfers may be restricted on holidays and at certain other times. If your wire is not received by 4:00 pm (Eastern time) on the next business day after the Fund receives your request to purchase shares, your transaction will be canceled at your expense and risk.

Refer to your account statement for the account name and number.

Selling. You may sell shares by wire only if your account is authorized to do so. To sell shares by wire, contact your service agent or the Service Center at 1-800-730-1313. Inform the Service Center representative of the amount of your redemption and receive a trade confirmation number. For your protection, you may not change the destination bank account over the phone. The Service Center must receive your order by 4:00 pm (Eastern time) to wire your account the next business day.


--------------------------------------------------------------------------------

                   A Detailed Look at Emerging Growth Fund--Institutional Class



Telephone Transactions

If your shares are in an account with the Service Center, you may receive redemption proceeds by check in any amount up to $100,000, or by wire in any amount, or exchange shares for Institutional Class shares of another Deutsche Asset Management fund by calling the Service Center on any business day between the hours of 8:30 am and 7:00 pm (Eastern time). You are automatically entitled to telephone transaction privileges but you may specifically request that no telephone redemptions or exchanges be accepted for your account. You may make this election when you complete the application or at any time thereafter by completing and returning documentation supplied by the Service Center.

The Service Center will employ reasonable procedures to confirm that telephoned instructions are genuine. These procedures include requiring you to provide certain personal identification information when you open your account and before you execute each telephone transaction. You may be required to provide additional written instructions. If these procedures are employed, neither the Fund nor the Service Center will bear any liability for following telephone instructions that the Service Center reasonably believes to be genuine. Your telephone transaction request will be recorded.

How to Contact the Deutsche Asset Management Service Center

               By Phone:          1-800-730-1313

               By Mail:           Deutsche Asset Management
                                  Service Center
                                  PO Box 219210
                                  Kansas City, MO 64121-9210

               By Overnight Mail: Deutsche Asset Management
                                  Service Center
                                  210 West 10th Street, 8th floor
                                  Kansas City, MO 64105-1716

Representatives are available to assist you personally Monday through Friday, 8:30 am to 7:00 pm (Eastern time) each day the New York Stock Exchange is open for business. You can reach the Service Center's automated assistance line 24 hours a day, 7 days a week.

How to Open Your Fund Account with the Deutsche Asset Management Service Center

                  By Mail: Complete and sign an account
                           application. You may obtain an
                           application by calling the Service
                           Center. Mail the completed
                           application along with a check
                           payable to 'Emerging Growth Fund,
                           Inc.--Institutional Class--Fund
                           Number 444' to the Service Center.
                           The addresses are shown under
                           'How to Contact the Deutsche Asset
                           Management Service Center.'

                  By Wire: Call the Service Center to set up a
                           wire account.

Please note that your account cannot become activated until the Service Center receives a completed application.

Exchange Privilege

You may exchange all or part of your Institutional Class shares for Institutional Class shares of another Deutsche Asset Management mutual fund up to four times per calendar year. The Fund may modify or terminate this exchange privilege upon 60 days' notice. Your purchase order might not be accepted if the Fund determines that your purchase would be detrimental to the interests of shareholders. (See the section entitled 'Important Information about Buying and Selling Institutional Class Shares.') You may request an exchange through your service agent. Contact your service agent for details on how to enter your order. Before exchanging shares, you should obtain a copy of that fund's prospectus and read it carefully. If you have an account with the Fund that is in your name, you may also request an exchange directly through the Service Center by mail or by telephone. You will receive a written confirmation of each transaction from the Service Center or your service agent.

Please note the following conditions:

.. The accounts between which the exchange is taking place must have the same name, address and taxpayer ID number.

.. You may make the exchange by phone for amounts up to $100,000, only if your account has the exchange by phone feature, otherwise make the exchange by letter.

.. If your shares are in a taxable account, you may have to pay taxes on the exchange.

.. Your exchange must meet the minimum investment amount for the class of shares of the fund being purchased.



--------------------------------------------------------------------------------

A Detailed Look at Emerging Growth Fund--Institutional Class


Important Information about Buying and Selling Institutional Class Shares

..  You may buy and sell shares of the Fund through authorized service agents.
   The price at which you buy and sell shares is based on the next calculation of the NAV after the order is received by the Service Center or your service agent, provided that your service agent forwards your order to the Service Center in a timely manner. Contact your service agent if you have a dispute as to when your order was actually received by the Service Center.

.. The Fund accepts payment for shares only in US dollars by check, by bank or Federal Funds wire transfer, or by electronic bank transfer. Please note that the Fund cannot accept cash, starter checks, third-party checks or checks issued by credit card companies or internet-based companies.

.. The payment of redemption proceeds and the processing of exchanges for shares of the Fund recently purchased by check may be delayed for up to 15 calendar days while the Fund waits for your check to clear.

.. Unless otherwise instructed, the Service Center normally mails a check for the proceeds from the sale of your shares to your account address the next business day but may take up to seven days after the Service Center receives your order in proper form.

.. Any dividends payable on shares you redeem will be paid on the next dividend payable date. If you have redeemed all of your shares by that time, the dividend will be paid to you in cash whether or not that is the payment option you have selected.

.. The Fund remits proceeds from the sale of shares in US dollars. Under certain circumstances, the Fund reserves the right to redeem shares 'in-kind', which means that the Fund may give you a portion of your redemption in portfolio securities.

..  The Fund does not issue share certificates for the Institutional Class.

.. You may have difficulty contacting the Service Center by telephone during times of market volatility or disruption in telephone service. If you are unable to reach the Service Center by telephone, you should make your request by mail.

.. The Fund will not accept purchase and sale orders or exchange requests on any day the New York Stock Exchange is closed. On New York Stock Exchange holidays or on days when the Exchange closes early, the Service Center will adjust its hours accordingly.

.. The Fund reserves the right to reject purchases of Fund shares (including purchases that are part of an exchange) for any reason. The Fund reserves the right to suspend or postpone redemptions during periods when: 1) the New York Stock Exchange is closed; 2) trading on the New York Stock Exchange is restricted; or 3) an emergency exists that prohibits the Fund from disposing of its portfolio securities or pricing its shares.

.. Your purchase order may not be accepted if the Fund determines that your purchase would be detrimental to the interests of its shareholders. The Fund specifically reserves the right to refuse your order if it is part of multiple purchase or exchange requests that the Fund, in its sole discretion, deems to involve excessive trading or to be part of a market timing strategy. In making its determination, the Fund may consider orders you have placed individually, orders placed in combination with a group of shareholders or commonly controlled accounts and orders placed by your service agent. For these purposes, the Fund may consider, among other factors, your trading history in this or any affiliated fund, the funds involved, the amount of your investment, your background and the background of any other investors or service agents involved.

.. If you use a written request to exchange or sell your shares and your account is registered in the name of a corporation or other fiduciary you must include the name of an authorized person and a certified copy of a current corporate resolution, certificate of incumbency or similar legal document showing that the named individual is authorized to act on behalf of the record owner.

.. Account Statements and Fund Reports: The Service Center or your service agent will furnish you with a written confirmation of every transaction that affects your account balance. You will also receive periodic statements reflecting the balances in your account. The Service Center will send you semi-annual and annual reports on the Fund's overall performance, its holdings and its investing strategies.


--------------------------------------------------------------------------------

                   A Detailed Look at Emerging Growth Fund--Institutional Class



The table below provides a picture of the Institutional Class' financial performance for the past five fiscal years. The information selected reflects results for a single Fund share. The total returns in the table represent the rate of return that an investor would have earned on an investment in the Institutional Class, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The annual report is available free of charge by calling the Service Center at 1-800-730-1313.

Financial Highlights
(for a share outstanding
throughout each period)

                                       For the Years Ended October 31,
                                2001       2000     1999     1998         1997
Per share operating
 performance:

Net asset value, beginning of
 year                         $31.94     $24.54   $19.17   $23.25       $19.15
--------------------------------------------------------------------------------
Income from investment
 operations

Expenses in excess of income   (0.26)/1/  (0.73)   (0.21)   (0.17)/1/    (0.26)
--------------------------------------------------------------------------------
Net realized and unrealized
 gain (loss) on investments   (10.42)      8.89     5.58    (2.86)        5.10
--------------------------------------------------------------------------------
Total from investment
 operations                   (10.68)      8.16     5.37    (3.03)        4.84
--------------------------------------------------------------------------------
Distributions to shareholders

Net realized short-term gains     --      (0.36)      --    (0.21)       (0.21)
--------------------------------------------------------------------------------
Net realized long-term gains   (3.98)     (0.40)      --    (0.84)       (0.53)
--------------------------------------------------------------------------------
Total distributions            (3.98)     (0.76)      --    (1.05)       (0.74)
--------------------------------------------------------------------------------
Net asset value, end of year  $17.28     $31.94   $24.54   $19.17     $  23.25
--------------------------------------------------------------------------------
Total investment return       (37.35)%    33.65%   28.01%  (13.39)%      26.36%
--------------------------------------------------------------------------------
Supplemental data and ratios:

Net assets, end of year (000s
 omitted)                     $1,236     $2,358   $7,578   $6,243      $13,068
--------------------------------------------------------------------------------
Ratios to average net assets:
Expenses in excess of income   (1.08)%    (0.88)%  (0.94)%  (0.76)%      (0.74)%
--------------------------------------------------------------------------------
Expenses                        1.18%      1.07%    1.15%    1.16%        1.19%
--------------------------------------------------------------------------------
Portfolio turnover rate           24%        36%      38%      23%          42%
--------------------------------------------------------------------------------

 /1/ Calculated based on average shares.


--------------------------------------------------------------------------------

                      This page intentionally left blank

Additional information about the Fund's investments and performance is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You can find more detailed information about the Fund in the current Statement of Additional Information, dated March 1, 2002, which has been filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into this Prospectus. To receive your free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have questions about investing in the Fund, write to:

 Deutsche Asset Management Service Center
 PO Box 219210
 Kansas City, MO 64121-9210
or call toll-free: 1-800-730-1313

You can find reports and other information about the Fund on the EDGAR Database on the SEC's website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, DC 20549-0102. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For information on the Public Reference Room, call the SEC at 202-942-8090.


Emerging Growth Fund,                                            CUSIP #29089S200
Inc.--Institutional Class                                          EGIPRO (03/02)
                                                                   811-5320

Distributed by:
ICC Distributors, Inc.
Two Portland Square
Portland, ME 04101

                       BROWN INVESTMENT ADVISORY & TRUST
                            EMERGING GROWTH SHARES

                    (A Class of Emerging Growth Fund, Inc.)

                          Prospectus -- March 1, 2002

--------------------------------------------------------------------------------

The Fund seeks to achieve long-term capital appreciation by investing primarily in a diversified portfolio of common stocks of small and mid-sized emerging growth companies.

The Fund offers Brown Investment Advisory & Trust Shares ('BIAT Shares') solely for the discretionary accounts of Brown Investment Advisory & Trust Company and its affiliates. (See the section entitled 'Buying and Selling BIAT Shares.')

                 TABLE OF CONTENTS
                 Principal Risks of Investing in the Fund.  3
                 Who Should Consider Investing in the Fund  3
                 Total Returns, After Fees and Expenses...  4
                 Fees and Expenses of the Fund............  5
                 Objective................................  6
                 Strategy.................................  6
                 Principal Investments....................  6
                 Investment Process.......................  6
                 Risks....................................  6
                 Management of the Fund...................  6
                 Calculating the Fund's Share Price.......  7
                 Dividends and Distributions..............  7
                 Tax Considerations.......................  8
                 Buying and Selling BIAT Shares...........  8
                 Financial Highlights.....................  9

--------------------------------------------------------------------------------


Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                  Overview of Emerging Growth Fund--BIAT Shares



PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund could lose money, or the Fund's performance could trail that of other investments. For example:

..  Stocks held by the Fund could perform poorly.

.. Small and mid-sized company stock returns could trail stock market returns generally because of risks specific to small and mid-sized company investing, including greater share price volatility and fewer buyers for shares in periods of economic or stock market stress. Such risks may hurt the prices of the stocks in the Fund's portfolio and limit the Fund's ability to exit from an unsuccessful investment.

..  The overall stock market could decline or could underperform other investments.
WHO SHOULD CONSIDER INVESTING IN THE FUND

You should consider investing in the Fund if you are seeking to achieve long-term capital appreciation. There is, of course, no guarantee that the Fund will realize its goal. Moreover, you should be willing to accept significantly greater short-term fluctuations in the value of your investment than you would typically experience investing in bond or money market funds.

You should not consider investing in the Fund if you are pursuing a short-term financial goal, if you are seeking regular income or if you cannot tolerate fluctuations in the value of your investments.

This Prospectus describes Emerging Growth Fund BIAT Shares. The Fund offers BIAT Shares solely for the discretionary accounts of Brown Investment Advisory & Trust Company and its affiliates.

The Fund by itself does not constitute a balanced investment program. It can, however, provide exposure to investment opportunities not available to someone who invests in large company stocks. Diversifying your investments may improve your long-run investment return and lower the volatility of your overall investment portfolio.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


--------------------------------------------------------------------------------

Overview of Emerging Growth Fund--BIAT Shares



TOTAL RETURNS, AFTER FEES AND EXPENSES

The bar chart and table on this page can help you evaluate the potential risks and rewards of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the BIAT Shares' actual total return for each full calendar year since the Fund began selling the BIAT Shares. The table compares the BIAT Shares' average annual total return with the Russell 2000 Growth Index over the last calendar year and since inception. The Index is a group of securities whose overall performance is used as a standard to measure investment performance. It does not factor in the costs of buying, selling and holding securities--costs that are reflected in the Fund's results.

The table also shows the after-tax returns of the Fund's BIAT Shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's past performance, before or after taxes, is not necessarily an indication of how the Fund will perform in the future.
--------------------------------------------------------------------------------
The Return After Taxes on Distributions assumes that an investor holds Fund shares at the end of the period. The number only reflects the Fund's taxable distributions, not a shareholder's gain or loss from selling Fund shares.
The Return After Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her Fund shares at the end of the period. The number reflects both the Fund's taxable distributions and a shareholder's gain or loss from selling Fund shares.
The Russell 2000 Growth Index is a widely-recognized benchmark of small company stock performance which tracks the performance of those companies in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. It is a model, not an actual portfolio.
/1/ These figures assume the reinvestment of dividends and capital gain distributions.
/2/ For the period from 5/31/97 through 12/31/01.




                                    [CHART]

1998   6.86%
1999  49.65%
2000 -17.20%
2001 -14.34%


        Performance for the Periods Ended December 31, 2001

                                           Average Annual Total Returns
                                                     Since Inception
                                              1 Year     May 9, 1997
        BIAT Shares/1/
        Return Before Taxes                 (14.34)%           7.33%
        ---------------------------------------------------------------
        Return After Taxes on Distributions (14.27)%           6.24%
        ---------------------------------------------------------------
        Return After Taxes on Distributions
         and Sale of Fund Shares             (8.73)%           5.99%
        ---------------------------------------------------------------
        Russell 2000 Growth Index (reflects
         no deduction for fees, expenses,
         or taxes)                           (9.23)%           2.74%/2/
        ---------------------------------------------------------------


--------------------------------------------------------------------------------

                                  Overview of Emerging Growth Fund--BIAT Shares



FEES AND EXPENSES OF THE FUND
(expenses paid from BIAT Shares' assets)

The Annual Fees and Expenses table to the right describes the fees and expenses that you may pay if you buy and hold BIAT Shares.

Expense Example. The example below illustrates the expenses incurred on a $10,000 investment in BIAT Shares of the Fund. The example assumes that the BIAT Shares earned an annual return of 5% over the periods shown, the BIAT Shares' operating expenses remained the same, you sold your shares at the end of the period and you reinvested all dividends and distributions.

You may use this hypothetical example to compare the Fund's expense history with other funds. The example does not represent an estimate of future returns or expenses. Actual costs and investment returns may be higher or lower.
--------------------------------------------------------------------------------
* If you are a client of Brown Investment Advisory & Trust Company, it will waive its advisory fees on the portion of your account invested in BIAT Shares.


        Annual Fees and Expenses

                                                 Percentage of Average
                                                      Daily Net Assets
        Management Fees                                          0.85%*
        ---------------------------------------------------------------
        Distribution and/or Service (12b-1) Fees                  None
        ---------------------------------------------------------------
        Other Expenses                                           0.33%
        ---------------------------------------------------------------
        Total Annual Fund Operating Expenses                     1.18%
        ---------------------------------------------------------------


Expense Example

1 Year 3 Years 5 Years 10 Years
  $120    $375    $649   $1,432
-------------------------------


--------------------------------------------------------------------------------

A detailed look
--------------------------------------------------------------------------------
at Emerging Growth Fund--BIAT Shares


OBJECTIVE

The Fund seeks to achieve long-term capital appreciation. The Advisors are responsible for managing the Fund's investments (see the section entitled 'Management of the Fund').

STRATEGY

The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks of small and mid-sized emerging growth companies. These companies have relatively small market capitalizations.

PRINCIPAL INVESTMENTS

Under normal market conditions, the Fund's assets will be invested primarily in common stocks. The Advisors will invest in a broad cross-section of industries in an effort to limit the Fund's volatility. The Fund will invest primarily, but not exclusively, in the businesses of Technology, Health Care, Business Services, Energy, Transportation, Financial Services, Consumer Products & Services and Capital Goods.

INVESTMENT PROCESS

The Advisors will seek to identify emerging growth companies, that is, companies that in their opinion are well managed and have experienced or have the potential to experience rapid growth in their revenue, earnings, assets and cash flow. The selection criteria includes evaluation of a company's industry position, management qualifications and experience, accounting and financial policies, marketing and service capabilities and product development efforts.

Temporary Defensive Position. The Advisors may from time to time adopt a temporary defensive position in response to extraordinary adverse political, economic or stock market events. The Advisors may invest up to 100% of the Fund's assets in cash, cash items, short-term, high quality debt securities, money market instruments and similar obligations, such as repurchase agreements and reverse repurchase agreements, if the situation warrants. To the extent the Advisors might adopt such a position and over the course of its duration, the Fund may not meet its goal of achieving long-term capital appreciation. The Advisors would follow such a strategy only if they believed the risk of loss in pursuing the Fund's primary investment strategies outweighed the opportunity for gain.

RISKS

Set forth below are some of the prominent risks associated with investing in general, and investing in common stocks of small and mid-sized companies in particular. Although the Advisors attempt to assess the likelihood that these risks may actually occur and to limit them, the Advisors cannot guarantee that they will succeed.

Primary Risks

Market Risk. Although individual stocks can outperform their local markets, deteriorating market conditions might cause an overall weakness in the stock prices of the entire market.

Small and Mid-Sized Company Risk. Small and mid-sized company stocks tend to be more volatile than investments in larger, more established companies, making such investments more speculative. In particular, companies in the Fund's portfolio may have limited product lines, markets and financial resources and may depend on a relatively small management group. Small and mid-sized company stocks are typically less liquid than large company stocks.

Security Selection Risk. A risk that pervades all investing is the risk that the securities in the Fund's portfolio will decline in value.

Secondary Risk

Pricing Risk. When price quotations for securities are not readily available or may be unreliable, the Fund determines their value by the method that it believes most accurately reflects their current worth under procedures established by and under the general supervision of the Board of Directors. This procedure involves the risk that the values determined are higher or lower than the prices the securities might actually command if the Fund sold them. If the Fund has valued the securities too highly, you may end up paying too much for Fund shares when you buy into the Fund. If the Fund underestimates their prices, you may not receive the full market value for your Fund shares when you sell.

MANAGEMENT OF THE FUND

Board of Directors. A Board of Directors supervises all of the Fund's activities on behalf of the Fund's shareholders.


--------------------------------------------------------------------------------

                           A Detailed Look at Emerging Growth Fund--BIAT Shares


Investment Advisor and Sub-Advisor. Investment Company Capital Corp. ('ICCC' or the 'Advisor') is the Fund's investment advisor and Brown Advisory Incorporated ('Brown Advisory' or the 'Sub-Advisor') is the Fund's sub-advisor. ICCC is also the investment advisor to other mutual funds. As of December 31, 2001, funds managed by ICCC totaled approximately $10.8 billion in net assets.

Prior to May 1, 2001, Brown Investment Advisory & Trust Company was the Fund's sub-advisor. Brown Advisory is a wholly owned subsidiary of Brown Investment Advisory & Trust Company. Brown Advisory is a Maryland Corporation. Brown Advisory and its affiliates together had approximately $4.44 billion under management as of December 31, 2001.

ICCC is responsible for supervising and managing all of the Fund's operations, including overseeing the performance of Brown Advisory. Brown Advisory is responsible for decisions to buy and sell securities for the Fund, for broker-dealer selection, and for negotiation of commission rates.

As compensation for its services for the fiscal year ended October 31, 2001, ICCC received from the Fund a fee equal to 0.85% of the Fund's average daily net assets. ICCC compensates Brown Advisory out of its advisory fee.

ICCC is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking, and insurance.

ICCC's address is One South Street, Baltimore, Maryland 21202. Brown Advisory's address is Furness House, 19 South Street, Baltimore, Maryland 21202.

Portfolio Manager

The following portfolio manager is responsible for the day-to-day management of the Fund.

Mr. Frederick L. Meserve, Managing Director of Brown Investment Advisory & Trust Company and Manager of the Fund.

..  Managed the Fund since 1993, while employed as a portfolio manager with BT
   Alex. Brown Incorporated (predecessor to Deutsche Banc Alex. Brown Inc.)

..  Joined Brown Investment Advisory & Trust Company in 1998.

..  Published numerous investment strategy reports on growth stocks.

..  B.S. & E. from Princeton University and MBA from the Columbia School of
   Business.

CALCULATING THE FUND'S SHARE PRICE

The Fund calculates the price of its shares (also known as the 'net asset value' or 'NAV') in accordance with the standard formula for valuing mutual fund shares described below. The Fund calculates its net asset value as of the close of regular trading on the New York Stock Exchange each day the New York Stock Exchange is open for business. The Fund will not accept purchase and sale orders on any day the New York Stock Exchange is closed. On New York Stock Exchange holidays or on days when the Exchange closes early, the transfer agent will adjust its hours accordingly.

The Fund calculates a net asset value per share for each of its classes. The formula for calculating the Fund's net asset values by class calls for deducting all of the liabilities of each class from the total value of its assets (the market value of the securities it holds, plus its cash reserves) and dividing the result by the number of outstanding shares of that class. The Fund values its securities at their stated market value if price quotations are readily available and reliable. When price quotations for a particular security are not readily available or may be unreliable, the Fund determines its value by the method it believes most accurately reflects its fair value under procedures adopted in good faith by and under the general supervision of the Board of Directors.

DIVIDENDS AND DISTRIBUTIONS

If the Fund earns net investment income, its policy is to distribute to shareholders substantially all of that income annually. The Fund reserves the right to include in the distribution any short-term capital gains on securities that it sells. If the Fund recognizes net capital gains, its policy is to distribute to shareholders substantially all previously undistributed capital gain at least annually.

The Fund may also pay dividends and capital gains distributions at other times if necessary for the Fund to avoid federal income or excise tax. If you invest in the Fund close to the time that the Fund makes a capital gains distribution, generally you will pay taxes on the amount of the distribution whether you reinvest the distribution or receive it as cash. The Fund automatically reinvests all dividends and distributions in shares of the Fund, unless you elect to receive them in cash. To make this election,
--------------------------------------------------------------------------------
Typically, the New York Stock Exchange is open every week, Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. On days when the New York Stock Exchange closes early the Fund will calculate its net asset value at the time of closing.


--------------------------------------------------------------------------------

A Detailed Look at Emerging Growth Fund--BIAT Shares


notify the Fund's transfer agent at least five days before the date on which the next dividend or distribution will be paid. Any dividends payable on shares you redeem will be paid on the next dividend payable date. If you have redeemed all of your shares by that time, the dividend will be paid in cash whether or not that is the payment option you have selected.

TAX CONSIDERATIONS

The following summary is based on current tax laws that may change. The tax considerations for tax-deferred accounts, non-taxable entities and non-US investors may be different. Because tax circumstances for each investor are unique and tax laws are subject to change, you should consult with your tax advisor before investing.

If you are a taxable shareholder, you and other taxable shareholders pay federal, state and local taxes on the income dividends or capital gains distributed by the Fund. Your taxes will vary from year to year, based on the amount of dividends and capital gains distributions paid out by the Fund. Every year the Fund will send you information on the tax status of dividends and distributions paid the previous year. You may owe taxes whether you receive cash or choose to have dividends and distributions reinvested.

Dividends and distributions usually have the following tax status:


                Transaction              Tax Status
                Income dividends         Ordinary income
                ------------------------------------------------
                Short-term capital gains Ordinary income
                distributions*
                ------------------------------------------------
                Long-term capital gains  Long-term capital gains
                distributions*
                ------------------------------------------------
 * Whether a capital gains distribution is considered short-term or long-term does not depend on how long you own your shares.

In addition, the sale of Fund shares (which includes a redemption) is generally a taxable transaction for you:


            Transaction               Tax Status
            Your sale of shares owned Generally, long-term capital
            for more than one year    gains or losses
            -------------------------------------------------------
            Your sale of shares owned Generally, short-term capital
            for one year or less      gains or losses; losses
                                      subject to special rules
            -------------------------------------------------------
By law, the Fund must withhold a portion of your taxable distributions, dividends and sales proceeds equal to the current backup withholding tax rate, if you do not provide your correct social security or taxpayer identification number along with the certifications required by the IRS, or if the IRS instructs the Fund to do so.

BUYING AND SELLING BIAT SHARES

Eligibility Requirements

Only Brown Investment Advisory & Trust Company and its affiliates may acquire BIAT Shares on behalf of their discretionary accounts by placing orders with the Fund's distributor.

Investment Minimums

There is no minimum for initial or subsequent investments in BIAT Shares.

Selling

BIAT Shares may be redeemed by, or at the direction of, Brown Investment Advisory & Trust Company, or an affiliate, by transmitting an order through the Fund's distributor or transfer agent. Contact them for details. Payment for redeemed shares will be made by, or at the direction of, Brown Investment Advisory & Trust Company, or an affiliate. Payment will be made as promptly as feasible and, under most circumstances, within three business days.

Important Information about Buying and Selling BIAT Shares

.. The Fund remits proceeds from the sale of shares in US dollars. Under certain circumstances, the Fund reserves the right to redeem shares 'in-kind', which means that the Fund may give you a portion of your redemption in portfolio securities.

..  The Fund does not issue share certificates for BIAT Shares.

.. The Fund reserves the right to reject purchases of Fund shares for any reason. The Fund reserves the right to suspend or postpone redemptions during periods when: 1) the New York Stock Exchange is closed; 2) trading on the New York Stock Exchange is restricted; or 3) an emergency exists that prohibits the Fund from disposing of its portfolio securities or pricing its shares.



--------------------------------------------------------------------------------

                           A Detailed Look at Emerging Growth Fund--BIAT Shares



The table below provides a picture of the BIAT Shares' financial performance since the class began operations. The information selected reflects results for a single Fund share. The total returns in the table represent the rate of return that an investor would have earned on an investment in BIAT Shares, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request.


Financial Highlights
(for a share outstanding
throughout each period)
                                    For the Years Ended October 31,         For the Period
                                                                            May 9, 1997/1/
                                                                                   through
                                 2001        2000      1999      1998     October 31, 1997
Per share operating
 performance:

Net asset value, beginning of
 year                          $31.96      $24.56    $19.19    $23.24               $18.64
-----------------------------------------------------------------------------------------------
Income from investment
 operations

Expenses in excess of income    (0.26)/2/   (0.30)    (0.21)    (0.17)/2/            (0.06)
-----------------------------------------------------------------------------------------------
Net realized and unrealized
 gain (loss) on investments    (10.43)       8.46      5.58     (2.83)                4.66
-----------------------------------------------------------------------------------------------
Total from investment
 operations                    (10.69)       8.16      5.37     (3.00)                4.60
-----------------------------------------------------------------------------------------------
Distributions to shareholders

Net realized short-term gains      --       (0.36)       --     (0.21)                  --
-----------------------------------------------------------------------------------------------
Net realized long-term gains    (3.98)      (0.40)       --     (0.84)                  --
-----------------------------------------------------------------------------------------------
Total distributions             (3.98)      (0.76)       --     (1.05)                  --
-----------------------------------------------------------------------------------------------
Net asset value, end of year   $17.29      $31.96    $24.56    $19.19               $23.24
-----------------------------------------------------------------------------------------------
Total investment return        (37.38)%     33.62%    27.98%   (13.26)%              24.68%
-----------------------------------------------------------------------------------------------
Supplemental data and ratios:

Net assets, end of year (000s
 omitted)                     $36,914     $76,868   $65,021   $46,628              $35,653
-----------------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses in excess of income    (1.08)%     (0.89)%   (0.94)%   (0.80)%              (0.69)%/3/
-----------------------------------------------------------------------------------------------
Expenses                         1.18%       1.07%     1.15%     1.16%                1.19%/3/
-----------------------------------------------------------------------------------------------
Portfolio turnover rate            24%         36%       38%       23%                  42%
-----------------------------------------------------------------------------------------------

 /1/ Commencement of operations.
 /2/ Calculated based on average shares.
 /3/ Annualized.


--------------------------------------------------------------------------------

EMERGING GROWTH FUND, INC.
(Brown Investment Advisory & Trust Shares)

Investment Advisor
INVESTMENT COMPANY CAPITAL CORP.
One South Street
Baltimore, Maryland 21202

Sub-Advisor
BROWN ADVISORY INCORPORATED
Furness House
19 South Street
Baltimore, Maryland 21202

Transfer Agent
INVESTMENT COMPANY CAPITAL CORP.
One South Street
Baltimore, Maryland 21202

Custodian
BANKERS TRUST COMPANY
c/o BTNY Services, Inc.
100 Plaza One
Jersey City, New Jersey 07311

Distributor
ICC DISTRIBUTORS, INC.
Two Portland Square
Portland, Maine 04101

Independent Accountants
PRICEWATERHOUSECOOPERS LLP
250 West Pratt Street
Baltimore, Maryland 21201

Fund Counsel
MORGAN, LEWIS & BOCKIUS LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

  You may obtain the following additional information about the Fund, free of charge, by calling (800) 730-1313:

.. A statement of additional information (SAI) dated March 1, 2002 about the Fund that is incorporated by reference into the prospectus.

.. The Fund's most recent annual and semi-annual reports containing detailed financial information and, in the case of the annual report, a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

  In addition you may review information about the Fund (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, DC. (Call 202-942-8090 to find out about the operation of the Public Reference Room.) The EDGAR Database on the Commission's Internet site at http://www.sec.gov has reports and other information about the Fund. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102.

  For other shareholder inquiries, contact the Transfer Agent at (800) 730-1313. For Fund information, call (800) 730-1313.

                                     Investment Company Act File No. 811-5320

                       STATEMENT OF ADDITIONAL INFORMATION


                          -----------------------------


                           EMERGING GROWTH FUND, INC.
              (Formerly Flag Investors Emerging Growth Fund, Inc.)

                                One South Street
                            Baltimore, Maryland 21202


                          -----------------------------


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS. THE AUDITED FINANCIAL STATEMENTS FOR THE FUND
 ARE INCLUDED IN THE FUND'S ANNUAL REPORT, AND ADDITIONAL FINANCIAL INFORMATION IS INCLUDED IN THE FUND'S SEMI-ANNUAL REPORT WHICH HAS BEEN FILED ELECTRONICALLY
  WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS STATEMENT OF ADDITIONAL INFORMATION. A COPY OF EACH PROSPECTUS AND THE
  ANNUAL REPORT MAY BE OBTAINED WITHOUT CHARGE FROM YOUR SECURITIES DEALER OR SHAREHOLDER SERVICE AGENT OR BY WRITING OR CALLING THE FUND, ONE SOUTH STREET,
                   BALTIMORE, MARYLAND 21202, (800) 730-1313.






            Statement of Additional Information Dated: March 1, 2002


                 Relating to Prospectus Dated March 1, 2002 for:
            Class A Shares (formerly Flag Investors Class A Shares),
            Class B Shares (formerly Flag Investors Class B Shares),
             Class C Shares (formerly Flag Investors Class C Shares)
       Institutional Class (formerly Flag Investors Institutional Shares)
                                       and
            Brown Investment Advisory & Trust Emerging Growth Shares

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY ................................................    2
  Size of the Fund .............................................................    2
INVESTMENT OBJECTIVE AND POLICIES ..............................................    2
  Investment Objective and Policies of the Fund ................................    2
  Loans of Portfolio Securities ................................................    4
  Special Risk Considerations ..................................................    4
  Temporary Investments ........................................................    5
  Investment Restrictions ......................................................    5
VALUATION OF SHARES, SUBSCRIPTIONS AND REDEMPTIONS .............................    6
  Valuation of Shares ..........................................................    6
  Subscriptions ................................................................    6
  Redemptions ..................................................................    6
FEDERAL TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS ...........................    7
  Qualification as a Regulated Investment Company ..............................    7
  Fund Distributions ...........................................................    8
  Sale, Exchange or Redemption of Fund Shares ..................................    9
  Federal Excise Tax; Miscellaneous Considerations; Effect of Future Legislation    9
  State and Local Tax Considerations ...........................................    9
MANAGEMENT OF THE FUND .........................................................   10
  Directors and Officers .......................................................   10
  Information Concerning Directors and Officers ................................   10
  Director Ownership in the Fund ...............................................   14
  Ownership in Securities of the Advisors and Related Companies ................   14
  Information Concerning Committees and Meetings of Directors ..................   14
  Code of Ethics ...............................................................   17
INVESTMENT ADVISORY AND OTHER SERVICES .........................................   18
  Advisory Contract Approval ...................................................   18
DISTRIBUTION OF FUND SHARES ....................................................   19
BROKERAGE ......................................................................   22
CAPITAL STOCK ..................................................................   23
CUSTODIAN, TRANSFER AGENT, ACCOUNTING AND DISTRIBUTOR SERVICES .................   24
LEGAL MATTERS ..................................................................   25
INDEPENDENT ACCOUNTANTS ........................................................   25
PERFORMANCE INFORMATION ........................................................   25
  Average Annual Total Returns (Before Taxes) ..................................   25
  Average Annual Total Returns (After Taxes on Distributions) ..................   26
  Average Annual Total Returns (After Taxes on Distributions and Redemption) ...   26
  Aggregate Total Returns (Before Taxes) .......................................   27
  Other Non-Standardized Total Return Calculations .............................   28
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES ............................   30
FINANCIAL STATEMENTS ...........................................................   30

GENERAL INFORMATION AND HISTORY

     Emerging Growth Fund, Inc. (formerly Flag Investors Emerging Growth Fund, Inc.) (the 'Fund') is an open-end management investment company. Under the rules and regulations of the Securities and Exchange Commission (the 'SEC'), all mutual funds are required to furnish prospective investors with certain information concerning the activities of the company being considered for investment. The Fund currently offers five classes of shares: Emerging Growth Fund - Class A Shares (formerly Flag Investors Class A Shares) (the 'Class A Shares'), Emerging Growth Fund - Class B Shares (formerly Flag Investors Class B Shares) (the 'Class B Shares'), Emerging Growth Fund - Class C Shares (formerly Flag Investors Class C Shares) (the 'Class C Shares'), Emerging Growth Fund - Institutional Class (formerly Flag Investors Institutional Shares) (the 'Institutional Class') and Brown Investment Advisory & Trust Emerging Growth Shares (formerly Alex. Brown Capital Advisory & Trust Emerging Growth Shares) (the 'BIAT Shares') (collectively, the 'Shares'). On May 7, 2001, Deutsche Asset Management changed the name of its 'Flag Investors' family of mutual funds to 'Deutsche Asset Management'. This change does not affect the management or operations of the Fund but results in modifications to the presentation of the Fund's prospectuses, periodic reports and other publications on behalf of the Fund.

     Important information concerning the Fund is included in the Fund's Prospectuses which may be obtained without charge from the Fund's distributor (the 'Distributor') or, with respect to each class except the BIAT Shares, from Participating Dealers that offer such Shares to prospective investors. Some of the information required to be in this Statement of Additional Information is also included in the Fund's current Prospectuses. To avoid unnecessary repetition, references are made to related sections of the Prospectuses. In addition, the Prospectuses and this Statement of Additional Information omit certain information about the Fund and its business that is contained in the registration statement respecting the Fund and its Shares filed with the SEC. Copies of the registration statement as filed, including such omitted items, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

     The Fund was incorporated under the laws of the State of Maryland on July 2, 1987. The Fund filed a registration statement with the SEC registering itself as an open-end diversified management investment company under the Investment Company Act of 1940, as amended (the '1940 Act') and its Shares under the Securities Act of 1933, as amended (the '1933 Act'). The Fund's registration statement was declared effective by the SEC on June 15, 1988 and the Fund began operations. The Fund has offered the Class A Shares since its inception on June 15, 1988, the Institutional Class since November 2, 1995, the Class B Shares since June 20, 1996, the BIAT Shares since May 9, 1997 and the Class C Shares since July 31, 2000.

Size of the Fund

     The allocation of the Fund's assets in emerging growth companies requires substantial research and analysis in respect of such companies and the Fund's management believes that the size of the Fund should be limited so that the investment advisor and sub-advisor (collectively, the 'Advisors') can perform the appropriate research and analysis of investment opportunities. Accordingly, at such time as the assets of the Fund are in excess of $400 million, the Fund will accept Share purchases only from existing shareholders (including reinvestment of dividends and capital gain distributions). Further, at such time as the assets of the Fund are in excess of $500 million, the Fund will discontinue sales of Shares with the exception of purchases made by pre-existing individual retirement accounts ('IRA' accounts).

INVESTMENT OBJECTIVE AND POLICIES

Investment Objective and Policies of the Fund

     The Fund has the investment objective of long-term capital appreciation. Realization of income is not a significant investment consideration and any income realized on the Fund's investments will be incidental to the Fund's objective. There can be no assurance that the Fund's investment objective will be achieved.

     The Fund seeks to achieve its objective through investment in a diversified portfolio of common stocks of small and mid-sized emerging growth companies. In general, an emerging growth company with $250 million or less in annual sales would be considered to be a small company, while an emerging growth company with approximately $250 million to $1 billion in annual sales would be considered to be a mid-sized company. While the Fund intends to invest in emerging growth companies that are small to mid-sized at the time of investment, it may retain the securities of these companies even after they reach a larger size if the Advisors believe they continue to have growth potential. Investments in such emerging growth companies involve certain risks. (See the section entitled 'Special Risk Considerations.')

     Under normal circumstances Fund assets will be invested as fully as possible in the common stocks and securities convertible into common stocks of small and mid-sized emerging growth companies (and at least 65% of the Fund's assets will be so invested). However, up to 25% of the Fund's assets may from time to time be invested in 'other investments' which do not otherwise meet the criteria set forth above, but which the Advisors believe offer improved opportunities for growth not yet fully appreciated by investors. Such investments may arise, for example, because of a new product developed by a mature company or a new opportunity in an established business line of a mature company that shows growth potential similar to that of emerging growth companies.

     In addition, the Fund may invest up to 20% of its net assets in securities convertible into the common stock of high-quality growth companies. Convertible securities are fixed-income securities that may be converted at a stated price, within a specified period of time, into a specified number of shares of common stock of the same or a different issuer. While providing a fixed income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. In general, the market value of a convertible security is at least the higher of its 'investment value' (ie, its value as a fixed-income security) or its 'conversion value' (ie, the value of the underlying shares of common stock if the security is converted). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security also is influenced by the market value of the security's underlying common stock. Thus, the price of a convertible security tends to increase as the market value of the underlying stock increases, whereas it tends to decrease as the market value of the underlying stock declines. Investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

     In addition, up to 35% of the Fund's assets may be invested in US Government securities, corporate bonds and debentures rated in one of the three highest rating categories of Standard & Poor's Ratings Group ('S&P') or Moody's Investors Service, Inc. ('Moody's') (or, if unrated, determined by the Advisors to be of equivalent quality), preferred stocks or money market instruments.

     Additional information about certain of the Fund's investment policies and practices are described below.

     Restricted Securities

     The Fund may invest in securities eligible for resale pursuant to Rule 144A under the 1933 Act ('Rule 144A Securities') that have been determined to be liquid by the Advisors under standards approved by the Fund's Board of Directors, and may invest up to 10% of its net assets in Rule 144A Securities that are illiquid. (See the section entitled 'Investment Restrictions.') Rule 144A Securities that are liquid when purchased may subsequently become illiquid if qualified institutional buyers are not interested in acquiring the securities.

     Repurchase Agreements

     The Fund may enter into repurchase agreements with domestic banks or broker-dealers deemed to be creditworthy by the Advisors. A repurchase agreement is a short-term investment in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, usually not more than seven days from the date of purchase, thereby determining the yield during the Fund's holding period. The value of underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. The collateral for these repurchase agreements will be held by the Fund's custodian or by a duly appointed sub-custodian. The Fund makes payment for such securities only upon physical delivery or evidence of book-entry transfer to the account of a custodian or bank acting as agent. The underlying securities, which in the case of the Fund are securities of the US Government only, may have maturity dates exceeding one year. The Fund does not bear the risk of a decline in value of the underlying securities unless the seller defaults under its repurchase obligation. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and loss including:

     1) possible decline in the value of the underlying security while the Fund seeks to enforce its rights thereto,

     2) possible subnormal levels of income and lack of access to income during this period, and

     3)   expenses of enforcing its rights.

Loans of Portfolio Securities

     The Fund may lend its investment securities to approved institutional borrowers who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, the Fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The Fund may lend its investment securities so long as the terms, structure and the aggregate amount of such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder, which currently require that

     1) the borrowers pledge and maintain with the Fund collateral consisting of liquid, unencumbered assets having a value at all times not less than 100% of the value of the securities loaned,

     2) the borrowers add to such collateral whenever the price of the securities loaned rises (ie, the borrower 'marks to the market' on a daily basis),

     3)   the loan be made subject to termination by the Fund at any time, and


     4) the Fund receives reasonable interest on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments), and distributions on the loaned securities and any increase in their market value.

     There may be risks of delay in the recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisors to be of good standing and when, in the judgment of the Advisors, the consideration that can be earned currently from such securities loans justifies the attendant risk. All relevant facts and circumstances, including the creditworthiness of the borrower, will be considered in making decisions with respect to the lending of securities. The Fund's custodian, Bankers Trust Company ('Bankers Trust'), or another affiliate may act as the securities lending agent.

     At the present time, the staff of the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's Board of Directors. In addition, voting rights may pass with the loaned securities, but if a material event would occur affecting an investment on loan, the loan must be called and the securities voted. Cash collateral may be invested in a money market fund managed by Bankers Trust (or its affiliates) and Bankers Trust may serve as the Fund's lending agent and may share in revenue received from securities lending transactions as compensation for this service.

Special Risk Considerations

     Although the Advisors will seek to invest in quality emerging growth companies, there are risks to investors inherent in the characteristics of emerging growth companies. Many of the Fund's investments are small capitalization or 'small cap' companies. Securities of small companies often have only a small proportion of their outstanding securities held by the general public. Securities held by the Fund may have limited trading markets that may be subject to wide price fluctuations. In view of such factors, the net asset value of a Fund Share may vary significantly. Accordingly, you should not consider investing in the Fund if you are unable or unwilling to assume the risk of loss inherent in such a program, nor should you consider an investment in the Fund to be a balanced or complete investment program.

     The Fund's investments may have relatively small revenues and lack depth of management. Investments in such companies tend to be volatile and are therefore speculative. They may have a small share of the market for their products or services and they may provide goods or services to a regional or limited market. Small companies may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms. In addition, they may be developing or marketing new products or services for which markets are not yet established and may never become established. Such companies may have or may develop only a regional market for products or services and thus be affected by local or regional market conditions. Moreover, small companies may have an insignificant market share in their industries and may have difficulty maintaining or increasing their market share in competition with larger companies. Due to these and other factors, small companies may suffer significant losses.

Temporary Investments

     For temporary defensive purposes the Fund may invest up to 100% of its assets in cash, cash items, short-term, high quality debt securities, money market instruments and similar obligations, such as repurchase agreements and reverse repurchase agreements.

Investment Restrictions

     The Fund's investment program is subject to a number of investment restrictions that reflect self-imposed standards as well as federal regulatory limitations. The investment restrictions recited below are matters of fundamental policy and may not be changed without the affirmative vote of a majority of the Fund's outstanding Shares. The Fund will not:

     1) Concentrate 25% or more of its total assets in securities of issuers in any one industry (for these purposes the US Government and its agencies and instrumentalities are not considered an industry);

     2) With respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any single issuer (for these purposes the US Government and its agencies and instrumentalities are not considered an issuer);

     3) Borrow money except as a temporary measure for extraordinary or emergency purposes in an amount not exceeding 10% of the value of the total assets of the Fund at the time of such borrowing;

     4) Invest in the securities of any single issuer if, as a result, the Fund would hold more than 10% of the outstanding voting securities of such issuer;

     5) Invest in real estate or mortgages on real estate except that the Fund may invest in the securities of companies that invest in real estate or mortgages;

     6) Purchase or sell commodities or commodities contracts provided that the Fund may invest in financial futures and options on such futures;

     7) Act as an underwriter of securities within the meaning of the US federal securities laws except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

     8)   Issue senior securities; or

     9) Make loans, except that the Fund may purchase or hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities and enter into repurchase agreements as described in the Registration Statement.

     The following is an investment restriction that may be changed by a vote of the majority of the Board of Directors. The percentage limitations contained in this restriction apply at the time of purchase of securities. The Fund will not:

     1) Invest more than 10% of the Fund's net assets in illiquid securities, including time deposits and repurchase agreements with maturities of greater than seven days.

VALUATION OF SHARES, SUBSCRIPTIONS AND REDEMPTIONS

Valuation of Shares

     The net asset value per Share is determined daily as of the close of the New York Stock Exchange, which is ordinarily 4:00 pm (Eastern Time) each day on which the New York Stock Exchange is open for business (a 'business day'). The New York Stock Exchange is open for business on all weekdays except for the following holidays (or the days on which they are observed): New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     The Fund may enter into agreements that allow a third party, as agent for the Fund, to accept orders from its customers up until the Fund's close of business. So long as a third party receives an order prior to the Fund's close of business, the order is deemed to have been received by the Fund and, accordingly, may receive the net asset value computed at the close of business that day. These 'late day' agreements are intended to permit shareholders placing orders with third parties to place orders up to the same time as other shareholders.


     When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered unreliable, the Fund determines a fair value in good faith under procedures established by and under the general supervision of the Board of Directors. The Fund may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the time the Fund values its investments. After consideration of various factors, the Fund may value the securities at their last reported price or at some other value.

Subscriptions

     Under normal circumstances, the Fund will sell Shares by check or wire transfer of funds, as described in the Prospectuses. Shareholders may opt to subscribe to the Fund in whole or in part by a contribution of readily available marketable securities to the Fund's portfolio that meet the Fund's objective, as determined by the Advisors. Contact the Deutsche Asset Management Service Center at 1-800-730-1313 for further information.

Redemptions

     The Fund may suspend the right of redemption or postpone the date of payment during any period when:

     1) trading on the New York Stock Exchange is restricted by applicable rules and regulations of the SEC;

     2) the New York Stock Exchange is closed for other than customary weekend and holiday closings;

     3)   the SEC has by order permitted such suspension; or

     4) an emergency exists as determined by the SEC so that valuation of the net assets of the Fund is not reasonably practicable.

     Under normal circumstances, the Fund will redeem Shares in cash. However, the Board of Directors may determine that it would be in the best interests of the remaining shareholders to make payment of the redemption price in whole or in part by a distribution of securities from the portfolio of the Fund in lieu of cash, in conformity with applicable rules of the SEC. If Shares are redeemed in kind, the redeeming shareholder will incur brokerage costs in later converting the assets into cash. The method of valuing portfolio securities is described under 'Valuation of Shares', and such valuation will be made as of the same time the redemption price is determined. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem Shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder.

FEDERAL TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

     The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Fund's Prospectuses is not intended as a substitute for careful tax planning. For example, under certain specified circumstances, state income tax laws may exempt from taxation distributions of a regulated investment company to the extent that such distributions are derived from interest on federal obligations. Investors are urged to consult with their tax advisor regarding whether such exemption is available.

     The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the 'Code') and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Qualification as a Regulated Investment Company

     The Fund intends to qualify and elect to be treated for each taxable year as a regulated investment company ('RIC') under Subchapter M of the Code. Accordingly, the Fund generally must, among other things:

     1) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and certain other related income (including, generally, certain gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and

     2) diversify its holdings so that, at the end of each fiscal quarter of the Fund's taxable year:

          (i) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, United States Government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer, and

          (ii) not more than 25% of the value of its total assets is invested in the securities (other than United States Government securities or securities of other RICs) of any one issuer or two or more issuers that the Fund controls and which are engaged in the same, similar, or related trades or businesses.

     For purposes of the 90% gross income requirement described above, foreign currency gains that are not directly related to the Fund's principal business of investing in stock or securities (or options or futures with respect to stock or securities) may be excluded from income that qualifies under the 90% requirement.

     In addition to the requirements described previously, in order to qualify as a RIC, the Fund must distribute at least 90% of its investment company taxable income (that generally includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses, but determined without regard to the deduction for dividends paid) and at least 90% of its net tax-exempt interest income, for each tax year, if any, to its shareholders. If the Fund meets all of the RIC requirements, it will not be subject to federal income tax on any of its net investment income or capital gains that it distributes to shareholders.

     Although the Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed. In addition, as discussed below, a federal excise tax may be imposed in the event the Fund fails to meet certain additional distribution thresholds.

     If the Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. In this event, such distributions generally will be eligible for the dividends-received deduction for corporate shareholders. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

Fund Distributions

     Distributions of investment company taxable income will be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in additional Shares, to the extent of the Fund's earnings and profits. The Fund anticipates that it will distribute substantially all of its investment company taxable income for each taxable year.

     The Fund may either retain or distribute to shareholders its excess of net realized long-term capital gains over net realized short-term capital losses ('net realized capital gains'). If such gains are distributed as a capital gain distribution, they are taxable to shareholders that are individuals at a maximum rate of 20%, regardless of the length of time the shareholder has held Shares. If any such gains are retained, the Fund will pay federal income tax thereon, and, if the Fund makes an election, the shareholders will include such undistributed gains in their income, will increase their basis in Fund shares by the difference between the amount of such includable gains and the tax deemed paid by such shareholder and will be able to claim their share of the tax paid by the Fund as a refundable credit.

     If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

     In the case of corporate shareholders, Fund distributions (other than capital gain distributions) generally qualify for the dividends-received deduction to the extent of the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All dividends (including the deducted portion) must be included in your corporate alternative minimum taxable income calculation.

     Ordinarily, you should include all dividends as income in the year of payment. However, dividends declared payable to shareholders of record in December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by you and paid by the Fund in the year in which the dividends were declared.

     You should be careful to consider the tax implications of purchasing Shares just prior to the ex-dividend date of any ordinary income dividend or capital gain distribution. You will be taxed on the entire amount of the dividend or distribution received, even though some or all of the amount distributed may have been realized by the Fund prior to your purchase.

     The Fund will provide you an annual statement describing the federal tax status of distributions paid (or deemed to be paid) by the Fund during the year, including the amount of dividends eligible for the corporate dividends-received deduction, if any.

     The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by the Fund.

Sale, Exchange or Redemption of Fund Shares

     The sale, exchange or redemption of a Fund Share is generally a taxable event for you. Generally, gain or loss on the sale, exchange or redemption of Shares will be capital gain or loss that will be long-term if the Share has been held for more than twelve months and otherwise will be short-term. For individuals, long-term capital gains are currently taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates. However, if you realize a loss on the sale, exchange or redemption of Shares held for six months or less and have previously received a capital gains distribution with respect to the Shares (or any undistributed net capital gains of the Fund with respect to such Shares are included in determining your long-term capital gains), you must treat the loss as a long-term capital loss to the extent of the amount of the prior capital gain distribution (or any undistributed net capital gain of the Fund that has been included in determining your long-term capital gains). In addition, any loss realized on a sale or other disposition of Shares will be disallowed to the extent you repurchase (or enter into a contract or option to repurchase) Shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the Shares). This loss disallowance rule will apply to Shares received through the reinvestment of dividends during the 61-day period.

     In certain cases, the Fund will be required to withhold, at the applicable withholding rates, and remit to the United States Treasury the withheld amount of distributions payable to you if you:

     1)   have failed to provide a correct taxpayer identification number,

     2) are subject to backup withholding by the Internal Revenue Service for failure to properly report receipt of interest or dividends,

     3) have failed to certify to the Fund that you are not subject to backup withholding, or

     4) have failed to certify that you are a US person (including a US resident alien).

Federal Excise Tax; Miscellaneous Considerations; Effect of Future Legislation

     If the Fund fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year (and any retained amount from the prior calendar year), the Fund will be subject to a nondeductible 4% Federal excise tax on undistributed amounts not meeting the 98% threshold. The Fund intends to make sufficient distributions to avoid imposition of this tax, or to retain, at most, its net capital gains and pay tax thereon.

     If you are a non-US investor in the Fund you may be subject to US withholding and estate tax, as well as foreign taxes and are encouraged to consult your tax advisor prior to investing in the Fund.

State and Local Tax Considerations

     Rules of state and local taxation of dividend and capital gain distributions from regulated investment companies often differ from the rules for federal income taxation described above. You are urged to consult your tax advisor as to the consequences of these and other state and local tax rules affecting your investment in the Fund.

MANAGEMENT OF THE FUND

Directors and Officers

     The overall business and affairs of the Fund are managed by its Board of Directors. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its investment advisor, sub-advisor, distributor, custodian and transfer agent. The Board of Directors and the executive officers are responsible for managing the Fund's affairs and for exercising the Fund's powers except those reserved for the shareholders and those assigned to the Advisor and Sub-Advisor or other service providers. Each Director holds office until he or she resigns, is removed or a successor is elected and qualified. Each Officer is annually elected to serve until he or she resigns, is removed or a successor has been duly elected and qualified.

     The following information is provided for each Director and Officer of the Fund as of the end of the most recently completed calendar year. The first section of the table lists information for each Director who is not an 'interested person' of the Fund (as defined in the 1940 Act) (an 'Independent Director'). Information for each Non-Independent Director (an 'Interested Director') follows. The Interested Directors are considered to be interested persons as defined by the 1940 Act because of their employment with either the Fund's advisors and/or underwriter or their affiliates. The mailing address for the Directors and Officers with respect to Fund operations is One South Street, Baltimore, Maryland, 21202.

Information Concerning Directors and Officers

------------------------------------------------------------------------------------------------------------
                                                                                        Number of Funds in
                                                                                        the Fund Complex
Name, Birth date and          Business Experience and Directorships During the Past 5   Overseen by
Position with the Fund        Years                                                     Director/1/
------------------------------------------------------------------------------------------------------------
Independent Directors
------------------------------------------------------------------------------------------------------------
Richard R. Burt               Chairman, IEP Advisors, Inc. (July 1998 to present);              25
2/3/47                        Chairman of the Board, Weirton Steel Corporation (April
Director since 1991.          1996 to present); Member of the Board, Archer Daniels
                              Midland Company (agribusiness operations) (October
                              1996 to present), Hollinger International, Inc.
                              (publishing) (1995 to present), Homestake Mining
                              (mining and exploration) (1998 to February 2001),
                              HCL Technologies (information technology) (April
                              1999 to present), Anchor Gaming (gaming software
                              and equipment) (March 1999 to present); Director,
                              Brinson Mutual Funds (formerly known as Mitchell
                              Hutchins family of funds) (registered investment
                              companies) (1995 to present); and Member, Textron
                              Corporation International Advisory Council (July
                              1996 to present). Formerly, Partner, McKinsey &
                              Company (consulting) (1991-1994) and U.S. Chief
                              Negotiator in Strategic Arms Reduction Talks
                              (START) with former Soviet Union and U.S.
                              Ambassador to the Federal Republic of Germany
                              (1985-1991).
------------------------------------------------------------------------------------------------------------


--------------------
/1/ As of December 31, 2001 the total number of Deutsche Asset Management funds (the 'Fund Complex') was 70.

------------------------------------------------------------------------------------------------------------
Louis E. Levy                 Director, Household International (banking and finance)           25
11/16/32                      (1992 to present) and ISI Family of Funds (registered
Director since 1994.          investment companies) (1994 to present).  Formerly,
                              Chairman of the Quality Control Inquiry Committee,
                              American Institute of Certified Public Accountants
                              (1992-1998); Trustee, Merrill Lynch Funds for
                              Institutions (1991-1993); Adjunct Professor,
                              Columbia University-Graduate School of Business
                              (1991-1992); Director, Kimberly-Clark Corporation
                              (personal consumer products) (retired 2000) and
                              Partner, KPMG Peat Marwick (retired 1990).
------------------------------------------------------------------------------------------------------------
Eugene J. McDonald            Executive Vice President, Investment Counsel, Duke                25
7/14/32                       University (September 2000 to present); Advisory Board
Director since 1992.          Member, A.M Pappas & Associates (life sciences industry)
                              (2000 to present), Ashford Capital Management (2000 to
                              present); Committee Member, North Carolina Treasurer's
                              Office Investment Advisory Committee (2001 to present);
                              Director, Victory Funds (registered investment companies)
                              (April 1993 to present); Lead Director, National Commerce
                              Bank Corporation (NCBC) (banking) (July 2000 to
                              present); Principal and Chief Investment Officer,
                              Quellos Private Capital Markets, LLC (investments)
                              (September 2001 to present); Director, RedHat,
                              Inc. (software) (July 2000 to present) and
                              Director, Incara Pharmaceuticals (June 2001 to
                              present). Formerly, Chairman, Winston Hedged
                              Equity Group (July 2000 - August 2001); Executive
                              Vice Chairman and Director, Central Carolina Bank
                              & Trust (banking) (January 1998 - July 2000);
                              Director, AMBAC Treasurers Trust (registered
                              investment company) (July 1996 - August 1997), DP
                              Mann Holdings (insurance) (December 1996 -
                              December 1998), ISI Family of Funds (registered
                              investment companies) (1992 - 1999); President,
                              Duke Management Company (investments) (July 1990 -
                              September 2000) and Executive Vice President, Duke
                              University (education, research and health care)
                              (July 1984 - September 2000).
------------------------------------------------------------------------------------------------------------
Rebecca W. Rimel              President and Chief Executive Officer, The Pew                    25
4/10/51                       Charitable Trusts (charitable foundation) (1994 to
Director since 1996.          present) and Director and Executive Vice President, The
                              Glenmede Trust Company (investment trust and
                              wealth management) (1994 to present). Formerly,
                              Executive Director, The Pew Charitable Trusts
                              (1988 - 1994) and Director, ISI Family of Funds
                              (registered investment companies) (1997 - 1999).
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Carl W. Vogt                  Senior Partner, Fulbright & Jaworski, L.L.P (law);                25
4/20/36                       Director, Yellow Corporation (trucking) (1996 to
Director since 1996.          present), American Science & Engineering (x-ray
                              detection equipment) (1997 to present) and ISI
                              Family of Funds (registered investment companies)
                              (1999 to present). Formerly, Chairman and Member,
                              National Transportation Safety Board (1992-1994);
                              Director, National Railroad Passenger Corporation
                              (Amtrak) (1991 - 1992); Member, Aviation System
                              Capacity Advisory Committee (Federal Aviation
                              Administration); President (interim) of Williams
                              College (1999-2000) and President, certain funds
                              in the Deutsche Asset Management Family of Funds
                              (formerly, Flag Investors Family of Funds)
                              (registered investment companies) (1999-2000).
------------------------------------------------------------------------------------------------------------
Robert H. Wadsworth           President, Robert H. Wadsworth Associates, Inc.                   25
1/29/40                       (consulting firm) (1982 to present); President and
Director since 1999.          Trustee, Trust for Investment Managers (registered
                              investment company) (1999 to present); Director, The
                              Germany Fund Inc. (1986 to present), The New Germany
                              Fund, Inc. (1992 to present) and Central European Equity
                              Fund, Inc. (1986 to present).  Formerly President,
                              Investment Company Administration, L.L.C. (1992* - July
                              2001); President, Treasurer and Director, First Fund
                              Distributors, Inc. (1990 - January 2002); Vice
                              President, Professionally Managed Portfolios and
                              Advisors Series Trust (registered investment companies)
                              and President, Guinness Flight Investment Funds,
                              Inc. (registered investment companies).

                              * This is the inception date of the corporation,
                              which was the predecessor to the LLC.
------------------------------------------------------------------------------------------------------------
Interested Directors
------------------------------------------------------------------------------------------------------------
Richard T. Hale/2/            Managing Director, Deutsche Banc Alex. Brown Inc.                 70
7/17/45                       (formerly DB Alex. Brown LLC) (June 1999 to present),
Director since 1989.          Deutsche Asset Management Americas (June 1999 to
                              present); Director and President, Investment
                              Company Capital Corp. (registered investment
                              advisor) (April 1996 to present); Director and
                              President, Deutsche Asset Management Mutual Funds
                              (1989 to present); Director, Deutsche Global
                              Funds, Ltd. (January 2000 to present); Director,
                              CABEI Fund (June 2000 to present); Director, North
                              American Income Fund (September 2000 to present);
                              Vice President, Deutsche Asset Management, Inc.
                              (September 2000 to present) and Chartered
                              Financial Analyst. Formerly, Director, ISI Family
                              of Funds (registered investment companies)
                              (1992-1999).
------------------------------------------------------------------------------------------------------------


--------------------
/2/ Messrs. Semans and Hale are directors who are 'Interested Persons' within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Hale is the President and a Director of the Fund's Advisor and a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank and its affiliates. Mr. Semans is Vice Chairman of Brown Investment Advisory & Trust Company, an affiliate of Brown Advisory Incorporated, the sub-advisor to the Emerging Growth and Short-Intermediate Income Funds.

------------------------------------------------------------------------------------------------------------
Truman T. Semans/2/           Vice Chairman, Brown Investment Advisory & Trust Company          25
10/27/26                      (1993 to present); Director and Chairman, Virginia Hot
Director since 1987.          Springs, Inc. (property management) (1991 to present)
                              and Director of Upstate (biotechnology) (1994 to
                              present).  Formerly, Managing Director and Vice
                              Chairman, Alex. Brown & Sons Incorporated (Deutsche Banc
                              Alex. Brown Inc.) (1974 - 1998); Director, Investment
                              Company Capital Corp. (registered investment advisor)
                              (1996 - 2000) and Director, ISI Family of Funds
                              (registered investment companies) (1997 - 1999).
------------------------------------------------------------------------------------------------------------
Officers
------------------------------------------------------------------------------------------------------------
Richard T. Hale               See information provided under Interested Directors.
President
------------------------------------------------------------------------------------------------------------
Amy Olmert                    Director, Deutsche Asset Management (1999 to present)
Secretary                     and Certified Public Accountant.  Formerly, Vice
5/14/63                       President, BT Alex. Brown Incorporated (Deutsche Banc
                              Alex. Brown Inc.) (1997-1999) and Senior Manager and
                              other positions, Coopers & Lybrand L.L.P.
                              (PricewaterhouseCoopers LLP) (1988-1997).
------------------------------------------------------------------------------------------------------------
Daniel O. Hirsch              Director, Deutsche Asset Management (1999 to present).
Assistant Secretary           Formerly, Principal, BT Alex. Brown Incorporated
3/27/54                       (Deutsche Banc Alex. Brown Inc.) (1998-1999) and
                              Assistant General Counsel, United States Securities and
                              Exchange Commission (1993-1998).
------------------------------------------------------------------------------------------------------------
Charles A. Rizzo              Director, Deutsche Asset Management (April 2000 to
Treasurer                     present); Certified Public Accountant and Certified
8/5/57                        Management Accountant.  Formerly, Vice President and
                              Department Head, BT Alex. Brown Incorporated (Deutsche
                              Banc Alex. Brown Inc.) (1998-1999) and Senior Manager,
                              Coopers & Lybrand L.L.P. (PricewaterhouseCoopers LLP)
                              (1993-1998).
------------------------------------------------------------------------------------------------------------

Director Ownership in the Fund

    --------------------------------------------------------------------------------------------------------
                                                                           Aggregate Dollar Range of
                                                                           Ownership as of December 31, 2001
                                  Dollar Range of Beneficial Ownership     in all Funds Overseen by Director
    Director                      in the Fund/1/                           in the Fund Complex/2/
    --------------------------------------------------------------------------------------------------------
    --------------------------------------------------------------------------------------------------------
    Independent Directors
    --------------------------------------------------------------------------------------------------------
    Richard R. Burt               None                                     Over $100,000
    --------------------------------------------------------------------------------------------------------
    Louis E. Levy                 $50,001-$100,000                         Over $100,000
    --------------------------------------------------------------------------------------------------------
    Eugene J. McDonald            Over $100,000                            Over $100,000
    --------------------------------------------------------------------------------------------------------
    Rebecca W. Rimel              None                                     Over $100,000
    --------------------------------------------------------------------------------------------------------
    Carl W. Vogt                  None                                     Over $100,000
    --------------------------------------------------------------------------------------------------------
    Robert H. Wadsworth           $10,001-$50,000                          Over $100,000
    --------------------------------------------------------------------------------------------------------
    Interested Directors
    --------------------------------------------------------------------------------------------------------
    Richard T. Hale               $50,001-$100,000                         Over $100,000
    --------------------------------------------------------------------------------------------------------
    Truman T. Semans              $1-$10,000                               Over $100,000
    --------------------------------------------------------------------------------------------------------

--------------------
/1/ Securities beneficially owned as defined under the Securities Exchange Act of 1934 (the '1934 Act') include direct and/or indirect ownership of securities where the director's economic interest is tied to the securities, employment ownership and securities when the director can exert voting power and when the director has authority to sell the securities. The dollar ranges are: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000,
     over $100,000.

/2/  The dollar ranges are: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000,
     over $100,000. The Fund Complex consists of the following: Flag Investors Communications Fund, Flag Investors Equity Partners Fund, Flag Investors Value Builder Fund, Emerging Growth Fund, Real Estate Securities Fund, Short-Intermediate Income Fund, Deutsche Banc Alex. Brown Cash Reserve Fund Prime Series, Deutsche Banc Alex. Brown Cash Reserve Fund Tax-Free Series, Deutsche Banc Alex. Brown Cash Reserve Fund Treasury Series, Top 50 World Fund, Top 50 World Portfolio, Top 50 US Fund, Top 50 US Portfolio, Top 50 Asia Fund, Top 50 Asia Portfolio, Top 50 Europe Fund, Top 50 Europe Portfolio, European Mid-Cap Fund, European Mid-Cap Portfolio, Japanese Equity Fund, Japanese Equity Portfolio, Global Financial Services Fund, Global Biotechnology Fund, Global Technology Fund, and Growth Opportunity Fund.


Ownership in Securities of the Advisors and Related Companies

     As reported to the Fund, the information in the following table reflects ownership by the Independent Directors and their immediate family members of certain securities as of December 31, 2001. An immediate family member can be a spouse, children residing in the same household including step and adoptive children and any dependents. The securities represent ownership in an investment advisor or principal underwriter of the Fund and any persons (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Fund (including Deutsche Bank AG).

    ----------------------------------------------------------------------------------------------------------
                                                                             Value of
                                Owner and                                    Securities on     Percent of
                                Relationship to                   Title of   an Aggregate      Class on an
    Director                    Director           Company        Class      Basis             Aggregate Basis
    ----------------------------------------------------------------------------------------------------------
    Richard R. Burt                                None
    ----------------------------------------------------------------------------------------------------------
    Louis E. Levy                                  None
    ----------------------------------------------------------------------------------------------------------
    Eugene J. McDonald                             None
    ----------------------------------------------------------------------------------------------------------
    Rebecca W. Rimel                               None
    ----------------------------------------------------------------------------------------------------------
    Carl W. Vogt                                   None
    ----------------------------------------------------------------------------------------------------------
    Robert H. Wadsworth                            None
    ----------------------------------------------------------------------------------------------------------

Information Concerning Committees and Meetings of Directors

     The Board of Directors of the Fund met six times during the fiscal year ended October 31, 2001 and each director attended at least 80% of the meetings of the Board and meetings of the committees of the Board of Directors on which such director served.

     Messrs. McDonald, Burt, Levy, Hale, Semans and Wadsworth comprise the Pricing Committee which was constituted to consider and act upon all questions relating to valuation of the securities in the Fund's portfolio which may arise between meetings of the directors. The Pricing Committee met once during the fiscal year ended October 31, 2001.

     The Fund has an Audit Committee consisting of Messrs. Levy, Burt, McDonald, Wadsworth, Vogt and Ms. Rimel. All of the members of the Audit Committee are 'independent' as provided for in the applicable requirements of the 1940 Act. Mr. Levy serves as Chairman of the Audit Committee. During the fiscal year ended October 31, 2001, the Audit Committee met four times. In accordance with its written charter adopted by the Board of Directors, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Fund. It also makes recommendations to the Board as to the selection of the independent public accountants, reviews the methods, scope and result of the audits and audit fees charged, and reviews the Fund's internal accounting procedures and controls. The Audit Committee also considers the scope and amount of non-audit services provided to the Fund, its investment advisor and affiliates by the independent public accountants.

     The Nominating Committee, which meets when necessary, consists of Messrs. McDonald, Burt, Levy, Wadsworth, Vogt, and Ms. Rimel. The Nominating Committee is charged with the duty of making all nominations for Independent Directors to the Board of Directors. During the fiscal year ended October 31, 2001, the Nominating Committee met once.

     The Compensation Committee, which meets when necessary, consists of Messrs. Burt, Levy, McDonald, Wadsworth, Vogt, and Ms. Rimel. The Compensation Committee is responsible for reviewing the compensation paid to the Directors for its appropriateness, and making recommendations to the full Board with respect to the compensation of the Directors. During the fiscal year ended October 31, 2001, the Compensation Committee met twice.

     The Executive Committee, which meets periodically, consists of Messrs. McDonald, Burt, Levy, Wadsworth, Vogt, and Ms. Rimel. The Executive Committee makes recommendations to the full Board with respect to the renewal of the Fund's agreements with its service providers. During the fiscal year ended October 31, 2001, the Executive Committee met four times.

     Directors and officers of the Fund are also directors and officers of some or all of the other investment companies managed, advised, or administered by Investment Company Capital Corporation ('ICCC') or its affiliates. These funds are part of the Fund Complex, which includes all the funds that formerly were part of the Flag Investors Fund Complex as well as other funds. Mr. Semans serves as Chairman of six funds and as a Director of 19 other funds in the Fund Complex. Mr. Hale serves as Chairman of three funds and as President of each fund in the Fund Complex, as well as Director or Trustee of each of the funds in the Fund Complex. Ms. Rimel and Messrs. Burt, Levy, McDonald, Wadsworth and Vogt serve as Directors of 25 funds in the Fund Complex. Mr. Rizzo serves as Treasurer of each fund in the Fund Complex. Ms. Olmert serves as Secretary of 25 funds and Mr. Hirsch serves as Assistant Secretary of 25 funds in the Fund Complex.

     Some of the Directors of the Fund are customers of, and have had normal brokerage transactions with, Deutsche Banc Alex. Brown Inc. in the ordinary course of business. All such transactions were made on substantially the same terms as those prevailing at the time for comparable transactions with unrelated persons. Additional transactions may be expected to take place in the future.


     Officers of the Fund receive no direct remuneration in such capacity from the Fund. Officers and Directors of the Fund who are officers or directors of Deutsche Asset Management or the Advisors may be considered to have received remuneration indirectly. As compensation for his or her services, each Independent Director receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each fund in the Fund Complex for which he or she serves. In addition, the Chairmen of the Fund Complex's Audit Committee and Executive Committee receive an annual fee from the Fund Complex. Payment of such fees and expenses is allocated among all such funds described above in direct proportion to their relative net assets. For the fiscal year ended October 31, 2001, Independent Directors' fees attributable to the assets of the Fund totaled $3580.

     The following table shows aggregate compensation payable to each of the Fund's Directors by the Fund and the Fund Complex, respectively, and pension or retirement benefits accrued as part of Fund expenses in the fiscal year ended October 31, 2001.

                               COMPENSATION TABLE

                                                                                         Total Compensation From the
                                     Aggregate Compensation          Pension or         Fund and Fund Complex Payable
                                      From the Fund for the      Retirement Benefits     to Directors for the Fiscal
                                        Fiscal Year Ended        Accrued as Part of              Year Ended
Name of Person, Position                October 31, 2001            Fund Expenses             October 31, 2001
-----------------------------------------------------------------------------------------------------------------------
Truman T. Semans/2/                         $     0                     $0                           $0
Chairman
Richard R. Burt                             $593.55/5/                  $0/1/             $39,000 for service on 25
Director                                                                                  Funds in the Fund Complex
Richard T. Hale/2,3/                        $     0                     $0                           $0
Director/President
Joseph R. Hardiman/4/                       $     0                     $0/1/             $39,000 for service on 23
Director                                                                                  Funds in the Fund Complex
Louis E. Levy                               $701.47                     $0/1/             $49,000 for service on 25
Director                                                                                  Funds in the Fund Complex
Eugene J. McDonald                          $701.47/5/                  $0/1/             $49,000 for service on 25
Director                                                                                  Funds in the Fund Complex
Carl W. Vogt/6/                             $595.75/5/                  $0/1/             $39,000 for service on 25
Director                                                                                  Funds in the Fund Complex
Rebecca W. Rimel                            $593.55/5/                  $0/1/             $39,000 for service on 25
Director                                                                                  Funds in the Fund Complex
Robert H. Wadsworth                         $593.55/5/                  $0/1/             $39,000 for service on 25
Director                                                                                  Funds in the Fund Complex

--------------------

/1/ Certain funds in the Fund Complex have adopted a Retirement Plan for eligible Directors, as described below. The actuarially computed pension expense for the Fund for the year ended October 31, 2001 was approximately $521.
/2/  A Director who is an 'interested person' as defined in the 1940 Act.
/3/  Effective December 19, 2000, Mr. Hale also serves as President of the Fund.

/4/ Resigned as Director of the Fund effective December 28, 2000. Remains a Director of 23 other funds in the Fund Complex.

/5/ Of the amounts payable to Messrs. McDonald, Burt, Vogt and Wadsworth and Ms. Rimel, $701.47, $593.55, $595.75, $593.55 and $593.55, respectively, was deferred pursuant to a deferred compensation plan. Mr. Vogt's compensation includes amounts received when he served as President of the Fund and other funds in the Fund Complex.
/6/ Retired as President effective December 19, 2000. Currently serves as a Director of the Fund.

     Certain funds in the Fund Complex have adopted a Retirement Plan for Directors who are not employees of the Fund, the Fund's administrator or its respective affiliates (the 'Retirement Plan'). After completion of six years of service, each participant in the Retirement Plan will be entitled to receive an annual retirement benefit equal to a percentage of the fee earned by the participant in his or her last year of service. Upon retirement, each participant will receive annually 10% of such fee for each year that he or she served after completion of the first five years, up to a maximum annual benefit of 50% of the fee earned by the participant in his or her last year of service. The fee will be paid quarterly, for life, by each fund for which he or she serves. The Retirement Plan is unfunded and unvested. The Fund currently has two participants in the Retirement Plan, a Director who retired effective December 31, 1994 and another Director who retired effective December 31, 1996, each of whom qualified for the Retirement Plan by serving thirteen years and fourteen years, respectively, as Directors in the Fund Complex and who will be paid a quarterly fee of $4,875 by the Fund Complex for the rest of his life. Such fees are allocated to each fund in the Fund Complex based upon the relative net assets of such fund to the Fund Complex. Messrs. McDonald and Levy have qualified for, but have not received, benefits.

     Set forth in the table below are the estimated annual benefits payable to a participant upon retirement assuming various years of service and payment of a percentage of the fee earned by such participant in his or her last year of service, as described above. The approximate credited years of service for each participant at December 31, 2001, are as follows: for Mr. McDonald, 9 years; for Mr. Levy, 7 years; for Ms. Rimel and Mr. Vogt, 6 years; and for Mr. Burt and Mr. Wadsworth, 2 years.

                                Estimated Annual Benefits Payable
                                 By Fund Complex Upon Retirement
                      ---------------------------------------------------
                          Chairmen of Audit
Years of Service      and Executive Committees         Other Participants
----------------      ------------------------         ------------------
6 years                        $ 4,900                       $ 3,900
7 years                        $ 9,800                       $ 7,800
8 years                        $14,700                       $11,700
9 years                        $19,600                       $15,600
10 years or more               $24,500                       $19,500

     Effective February 12, 2001, the Board of Directors of the Fund, as well as each fund participating in the Retirement Plan, voted to amend the Retirement Plan as part of an overall review of the compensation paid to Directors. The amendments provide that no further benefits would accrue to any current or future directors and include a one-time payment of benefits accrued under the Retirement Plan to Directors, as calculated based on the following actuarial assumptions: (1) retirement benefits at later of age 65 or 10 years of service based on a 10% per year service vesting schedule; (2) a 6% interest rate; and
(3) rounding all calculations to the next whole year as of January 31, 2001. At each Director's election, this one-time payment could be transferred into the Directors' Deferred Compensation Plan, described below.

     Any Director who receives fees from the Fund is permitted to defer 50% to 100% of his or her annual compensation pursuant to a Deferred Compensation Plan. Messrs. Burt, Levy, McDonald, Vogt and Wadsworth and Ms. Rimel have each executed a Deferred Compensation Agreement. Currently, the deferring Directors may select from among the funds in the Fund Complex in which all or part of their deferral account shall be deemed to be invested. Distributions from the deferring Directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of ten years.

Code of Ethics

     The Board of Directors of the Fund has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Fund's Code of Ethics permits access persons to trade securities that may be purchased or held by the Fund for their own accounts, provided that the access persons comply with the provisions of the advisor's or sub-advisor's codes of ethics and requires that each of these codes be approved by the Board of Directors. In addition, the Fund's code contains reporting requirements applicable to the Independent Directors of the Fund.

     The Fund's advisor, Investment Company Capital Corporation ('ICCC' or the 'Advisor') has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Advisor's Code permits access persons to trade in securities that may be purchased or held by the Fund for their own accounts, subject to compliance with the Code's preclearance requirements. In addition, the Code also provides for trading 'blackout periods' that prohibit trading by personnel within periods of trading by the Fund in the same security. The Code also prohibits short-term trading profits and personal investment in initial public offerings and requires prior approval with respect to purchases of securities in private placements.


     The Fund's sub-advisor, Brown Advisory Incorporated ('Brown Advisory' or the 'Sub-Advisor') has also adopted a Code of Ethics pursuant to Rule 17j-1. Brown Advisory's Code permits access persons to trade securities that may be purchased or held by the Fund for their own accounts, subject to compliance with reporting and preclearance requirements, subject to limited exceptions. In addition, the Code also provides for trading 'blackout periods' that restrict trading by access persons within periods of trading by the Fund in the same security. The Code also prohibits short-term trading profits and requires prior approval of purchases of securities in private placements. Personal investment in initial public offerings is prohibited, although new issues may be purchased on the date of issuance if the securities are acquired in the secondary market and the purchase is approved by Compliance.

     These Codes of Ethics are on public file with, and are available from, the SEC.

     The Fund's principal underwriter, ICC Distributors, Inc. is not required to adopt a Code of Ethics as it meets the exception provided by Rule 17j-1(c)(3) under the 1940 Act.

INVESTMENT ADVISORY AND OTHER SERVICES

     The Advisor is an indirect wholly owned subsidiary of Deutsche Bank AG. The Sub-Advisor is a corporation chartered under the laws of the State of Maryland. Brown Advisory is a wholly owned subsidiary of Brown Investment Advisory & Trust Company. Prior to May 1, 2001, Brown Investment Advisory & Trust Company was the Fund's sub-advisor. ICCC also serves as investment advisor and Brown Advisory serves as sub-advisor to other funds in the Deutsche Asset Management family of funds.

     Under the Investment Advisory Agreement, ICCC obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Fund. ICCC has delegated this responsibility to Brown Advisory provided that ICCC continues to supervise the performance of Brown Advisory and report thereon to the Fund's Board of Directors. Any investment program undertaken by ICCC or Brown Advisory will at all times be subject to policies and control of the Fund's Board of Directors. ICCC will provide the Fund with office space for managing its affairs, with the services of required executive personnel and with certain clerical and bookkeeping services and facilities. These services are provided by ICCC without reimbursement by the Fund for any costs. Neither ICCC nor Brown Advisory shall be liable to the Fund or its shareholders for any act or omission by ICCC or Brown Advisory or any losses sustained by the Fund or its shareholders except in the case of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty. The services of ICCC and Brown Advisory to the Fund are not exclusive and ICCC and Brown Advisory are free to render similar services to others.

     As compensation for its services, ICCC is entitled to receive an annual fee, payable monthly, representing 0.85% of the Fund's average daily net assets provided that the Fund's total expenses for Class A Shares do not exceed 1.50%. As compensation for providing sub-advisory services, Brown Advisory is entitled to receive a fee from ICCC, calculated daily and payable monthly, at the annual rate of 0.55% of the Fund's average daily net assets provided that the Fund's total expenses for Class A Shares do not exceed 1.50%.

     Advisory fees paid by the Fund to ICCC for the last three fiscal years were as follows:

                            Fiscal Year Ended October 31,
                       ----------------------------------------
Fees Paid To:             2001           2000           1999
-------------          ----------     ----------     ----------
ICCC                   $1,029,053     $1,572,346     $1,169,346

     Sub-advisory fees paid by ICCC to Brown Investment Advisory & Trust Company for the last two fiscal years and the period November 1, 2000 through May 1, 2001 were as follows:

                                        For the period             Fiscal Year Ended October 31,
                                       November 1, 2000            -----------------------------
Fees Paid To:                         through May 1, 2001             2000                1999
-------------                         -------------------          ----------           --------
Brown Investment Advisory &
Trust Company                               $367,475               $1,016,507           $756,636

     Sub-advisory fees paid by ICCC to Brown Advisory Incorporated for the period May 1, 2001 through October 31, 2001 were $295,921.

Advisory Contract Approval

     Both the Investment Advisory Agreement and the Sub-Advisory Agreement have an initial term of two years and continue in effect, from year to year thereafter if such continuance is specifically approved at least annually by the Fund's Board of Directors or by a majority of the outstanding voting securities of the Fund, and in either event, by a majority of the Independent Directors of the Fund's Board who have no direct or indirect financial interest in such agreements, with such Independent Directors casting votes in person at a meeting called for such purpose, or by a vote of a majority of the outstanding Shares (as defined under 'Capital Stock'). In approving the continuation of the Fund's investment advisory agreement and sub-advisory agreement, the Board, including the Independent Directors, carefully considered (1) the nature and quality of services to be provided to the Fund; (2) the Advisors' compensation and profitability for providing such services; (3) the indirect costs and benefits of providing the advisory services; (4) the extent to which economies of scale are shared with the Fund through breakpoints or otherwise; and (5) comparative information on fees and expenses of similar mutual funds. Specifically, the Board considered the fact that the Advisor benefited, at least indirectly from certain securities lending, custody and brokerage relationships between the Fund and affiliates of the Advisor (and that the Board received information regularly about these relationships). The Board also considered the nature and extent of benefits that the Advisor received from the brokerage and research services it received from broker-dealers who executed portfolio transactions for the Fund. After requesting and reviewing such information, as they deemed necessary, the Board concluded that the continuance of advisory agreement and sub-advisory agreement was in the best interests of the Fund and its shareholders. The Fund or the Advisor may terminate the Investment Advisory Agreement on sixty days' written notice without penalty. The Investment Advisory Agreement will terminate automatically in the event of assignment (as defined in the 1940 Act). The Sub-Advisory Agreement has similar termination provisions.

     ICCC also serves as the Fund's transfer and dividend disbursing agent and provides accounting services to the Fund. An affiliate of ICCC serves as the Fund's custodian (See the section entitled 'Custodian, Transfer Agent and Accounting Services.')

DISTRIBUTION OF FUND SHARES

     ICC Distributors, Inc. ('ICC Distributors' or the 'Distributor') serves as the exclusive distributor of each class of the Fund's Shares pursuant to a Distribution Agreement (the 'Distribution Agreement').

     The Distribution Agreement provides that ICC Distributors shall: (i) use reasonable efforts to sell Shares upon the terms and conditions contained in the Distribution Agreement and the Fund's then current Prospectuses; (ii) use its best efforts to conform with the requirements of all federal and state laws relating to the sale of the Shares; (iii) adopt and follow procedures as may be necessary to comply with the requirements of the National Association of Securities Dealers, Inc. and any other applicable self-regulatory organization;
(iv) perform its duties under the supervision of and in accordance with the directives of the Fund's Board of Directors and the Fund's Articles of Incorporation and By-Laws; and (v) provide the Fund's Board of Directors with a written report of the amounts expended in connection with the Distribution Agreement. ICC Distributors shall devote reasonable time and effort to effect sales of Shares but shall not be obligated to sell any specific number of Shares. The services of ICC Distributors are not exclusive and ICC Distributors shall not be liable to the Fund or its shareholders for any error of judgment or mistake of law, for any losses arising out of any investment, or for any action or inaction of ICC Distributors in the absence of bad faith, willful misfeasance, or gross negligence in the performance of ICC Distributors' duties or obligations under the Distribution Agreement or by reason of ICC Distributors' reckless disregard of its duties and obligations under the Distribution Agreement. The Distribution Agreement further provides that the Fund and ICC Distributors will mutually indemnify each other for losses relating to disclosures in the Fund's registration statement.

     The Distribution Agreement may be terminated at any time upon 60 days' written notice by the Fund, without penalty, by the vote of a majority of the Fund's Independent Directors or by a vote of a majority of the outstanding Shares of the Fund (as defined under the section entitled 'Capital Stock') or upon 60 days' written notice by the Distributor and shall automatically terminate in the event of an assignment. The Distribution Agreement has an initial term of one year from the date of effectiveness. It shall continue in effect thereafter provided that it is approved at least annually by:

     1) a vote of a majority of the outstanding voting securities of the related class of the Fund, or

     2) a vote of a majority of the Fund's Board of Directors including a majority of the Independent Directors and, so long as the Fund's Plan of Distribution is approved at least annually by the Independent Directors in person at a meeting called for the purpose of voting on such approval.

     With respect to the Class A, Class B, Class C and Institutional Shares, ICC Distributors and certain broker-dealers ('Participating Dealers') have entered into Sub-Distribution Agreements under which such broker dealers have agreed to process investor purchase and redemption orders and respond to inquiries from shareholders concerning the status of their accounts and the operations of the Fund. It is not currently anticipated that ICC Distributors will enter into Sub-Distribution Agreements for the BIAT Shares. Any Sub-Distribution Agreement may be terminated in the same manner as the Distribution Agreement at any time and shall automatically terminate in the event of an assignment.

     In addition, with respect to the Class A, Class B and Class C Shares, the Fund may enter into Shareholder Servicing Agreements with certain financial institutions, including Deutsche Banc Alex. Brown and certain banks, to act as Shareholder Service Agents, pursuant to which ICC Distributors will allocate a portion of its distribution fee as compensation for such financial institutions' ongoing shareholder services. The Fund may also enter into Shareholder Servicing Agreements pursuant to which the Advisors, the Distributor, or their respective affiliates will provide compensation out of their own resources. Currently, banking laws and regulations do not prohibit a financial holding company affiliate from acting as distributor or Shareholder Service Agent or in other capacities for investment companies. Should future legislative, judicial or administrative action prohibit or restrict the activities of the Distributor or Shareholder Service Agents in connection with their respective Agreements, the Fund may be required to alter materially or discontinue its arrangements with those agents. Such financial institutions may impose separate fees in connection with Shareholder Servicing and investors should review the applicable Prospectus and this Statement of Additional Information in conjunction with any such institution's fee schedule. In addition, banks and financial institutions may be required to register as dealers pursuant to state law.

     As compensation for providing distribution services as described above for the Class A Shares, ICC Distributors receives an annual fee, paid monthly, equal to 0.25% of the average daily net assets of the Class A Shares, 0.75% of the average daily net assets of the Class B Shares and 0.75% of the average daily net assets of the Class C Shares. With respect to the Class A Shares, ICC Distributors expects to allocate up to all of its fee to Participating Dealers. With respect to the Class B Shares and the Class C Shares, ICC Distributors expects to retain the entire distribution fee as reimbursement for front-end payments to Participating Dealers. In addition, with respect to the Class B Shares and the Class C Shares, the Fund pays ICC Distributors a shareholder servicing fee at an annual rate equal to 0.25% of the average daily net assets of the respective class. ICC Distributors expects to allocate most of its shareholder servicing fee to Participating Dealers and Shareholder Service Agents. ICC Distributors receives no compensation for distributing the Institutional Shares or the BIAT Shares.

     As compensation for providing distribution and shareholder services to the Fund for the last three fiscal years, the Fund's distributor received aggregate fees in the following amounts:

                                                                     Fiscal Year Ended October 31,
                                                              ------------------------------------------
Fee                                                             2001            2000              1999
---                                                           --------        --------          --------
12b-1 Fees - Class A Shares/1/                                $153,811        $226,155          $202,972
12b-1 Fees and Shareholder Servicing Fee -
Class B Shares                                                $ 45,364        $ 63,525          $ 11,026
12b-1 Fees and Shareholder Servicing Fee -
Class C Shares/2/                                             $  1,128        $    254               N/A

--------------------
/1/  There is no Shareholder Servicing Fee for Class A Shares.
/2/  Class C Shares were not offered prior to July 31, 2000.

     Pursuant to Rule 12b-1 under the 1940 Act, which provides that investment companies may pay distribution expenses, directly or indirectly, only pursuant to a plan adopted by the investment company's board of directors and approved by its shareholders, the Fund has adopted a Plan of Distribution for each of the Class A Shares, the Class B Shares and the Class C Shares (the 'Plans'). Under the Plans, the Fund pays fees as described above to ICC Distributors for distribution and other shareholder servicing assistance as set forth in the Distribution Agreement, and ICC Distributors is authorized to make payments out of its fee to Participating Dealers and Shareholder Service Agents. The Plans will remain in effect from year to year thereafter as specifically approved

     1)   at least annually by the Fund's Board of Directors, and

     2) by the affirmative vote of a majority of the Independent Directors by votes cast in person at a meeting called for such purpose.

     In approving the Plans, the Directors concluded, in the exercise of reasonable business judgment, that there was a reasonable likelihood that the Plans would benefit the Fund and its shareholders. The Plans will be renewed only if the Directors make a similar determination in each subsequent year. The Plans may not be amended to increase materially the fee to be paid pursuant to the Distribution Agreement without the approval of the shareholders of the Fund. The Plans may be terminated at any time, by the vote of a majority of the Fund's Independent Directors or by a vote of a majority of the outstanding Shares of the related class (as defined under the section entitled 'Capital Stock').

     During the continuance of the Plans, the Fund's Board of Directors will be provided for their review, at least quarterly, a written report concerning the payments made under the Plans to ICC Distributors pursuant to the Distribution Agreement, to broker-dealers pursuant to any Sub-Distribution Agreements and to Shareholder Service Agents pursuant to Shareholder Servicing Agreements. Such reports shall be made by the persons authorized to make such payments. In addition, during the continuance of the Plans, the selection and nomination of the Fund's Independent Directors shall be committed to the discretion of the Independent Directors then in office.

     Under the Plans, amounts allocated to Participating Dealers and Shareholder Service Agents may not exceed amounts payable to ICC Distributors under such Plans. Payments under the Plans are made as described above regardless of ICC Distributors' actual cost of providing distribution services and may be used to pay ICC Distributors' overhead expenses. If the cost of providing distribution services to the Class A Shares is less than 0.25% of the average daily net assets invested in that class or Class B or Class C Shares is less than 0.75% of the average daily net assets invested in those classes for any period, the unexpended portion of the distribution fees may be retained by ICC Distributors. The Plans do not provide for any charges to the Fund for excess amounts expended by ICC Distributors and, if any of the Plans are terminated in accordance with its terms, the obligation of the Fund to make payments to ICC Distributors pursuant to such Plan will cease and the Fund will not be required to make any payments past the date the Distribution Agreement terminates with respect to such Plan.

     The Fund's distributor received commissions on the sale of the Class A Shares and contingent deferred sales charges on the Class B and Class C Shares and retained such commissions or sales charges in the following amounts:

                                                           Fiscal Year Ended October 31,
                                      ----------------------------------------------------------------------
                                              2001                     2000                     1999
                                      --------------------     --------------------     --------------------
Class                                 Received    Retained     Received    Retained     Received    Retained
-----                                 --------    --------     --------    --------     --------    --------
Class A Commissions                    $ 8,153       $0        $12,424        $0        $260,441       $0
Class B Contingent Deferred Sales
Charge                                 $38,282       $0        $35,374        $0        $ 21,293       $0
Class C Contingent Deferred Sales
Charge 1                               $     0       $0        $     0        $0             N/A       N/A

----------------------
/1/  Class C Shares were not offered prior to July 31, 2000.

     The Fund will pay all costs associated with its organization and registration under the 1933 Act and the 1940 Act. Except as described elsewhere, the Fund pays or causes to be paid all continuing expenses of the Fund, including, without limitation: investment advisory and distribution fees; the charges and expenses of any registrar, custodian or depository appointed by the Fund for the safekeeping of cash, portfolio securities and other property, and any transfer, dividend or accounting agent or agents appointed by the Fund; brokers' commissions chargeable to the Fund in connection with portfolio securities transactions to which the Fund is a party; all taxes, including securities issuance and transfer taxes, and fees payable by the Fund to federal, state or other governmental agencies; the costs and expenses of engraving or printing of certificates representing Shares; all costs and expenses in connection with the registration and maintenance of the Fund and its Shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting and distributing prospectuses and statements of additional information of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and Directors' meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of Directors and Director members of any advisory board or committee; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in Shares or in cash; charges and expenses of any outside service used for pricing of the Shares; fees and expenses of legal counsel, including counsel to the Independent Directors, and of independent accountants, in connection with any matter relating to the Fund; membership dues of industry associations; interest payable on Fund borrowings; postage; insurance premiums on property or personnel (including Officers and Directors) of the Fund that inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Fund's operation unless otherwise explicitly assumed by ICCC or ICC Distributors.

     The address of ICC Distributors is Two Portland Square, Portland, Maine 04101.

BROKERAGE

     Purchases and sales of securities on a securities exchange are effected through broker-dealers who charge a commission for their services. Brokerage commissions are subject to negotiation between Brown Advisory and the broker-dealers. Brown Advisory may direct purchase and sale orders to any broker-dealer, including, to the extent and in the manner permitted by applicable law, its affiliates, and ICC Distributors.

     In over-the-counter transactions, orders are placed directly with a principal market maker and such purchases normally include a mark up over the bid to the broker-dealer based on the spread between the bid and asked prices for the security. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter. On occasion, certain money market instruments may be purchased directly from an issuer without payment of a commission or concession. The Fund will not deal with the Advisors or their affiliates in any transaction in which the Advisors or their affiliates act as a principal.

     If the Advisors or their affiliates are participating in an underwriting or selling group, the Fund may not buy portfolio securities from the group except in accordance with rules of the SEC. The Fund believes that this limitation will not affect its ability to carry out its present investment objective.

     Brown Advisory's primary consideration in effecting securities transactions is to obtain the best price and execution of orders on an overall basis. As described below, however, Brown Advisory may, in its discretion, effect agency transactions with broker-dealers that furnish statistical, research or other information or services that are deemed by ICCC to be beneficial to the Fund's investment program. Brown Advisory is also authorized to pay higher commissions on brokerage transactions for the Fund to non-affiliated brokers in order to secure research and investment services described below, subject to periodic review by the Fund's Board of Directors. In addition to agency transactions, Brown Advisory may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Research services may include the following: statistical and background information on the US economy, industry groups and individual small and mid-sized companies; forecasts and interpretations with respect to specific industry groups and individual small and mid-sized companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indices and investment accounts; information concerning prices of securities; provision of equipment used to communicate research information; arrangement of meetings with management of companies; and provision of access to consultants who supply research information.

     Certain research services furnished by broker-dealers may be useful to Brown Advisory with clients other than the Fund. Similarly, any research services received by Brown Advisory through placement of portfolio transactions of other clients may be of value to Brown Advisory in fulfilling its obligations to the Fund. No specific value can be determined for research and statistical services furnished without cost to Brown Advisory by a broker-dealer. Brown Advisory is of the opinion that because the material must be analyzed and reviewed by its staff, its receipt does not tend to reduce expenses, but may be beneficial in supplementing Brown Advisory's research and analysis. Therefore, it may tend to benefit the Fund by improving Brown Advisory's investment advice. In over-the-counter transactions, Brown Advisory will not pay any commission or other remuneration for research services.

Brown Advisory's policy is to pay a broker-dealer higher commissions for particular transactions than might be charged if a different broker-dealer had been chosen when, in Brown Advisory's opinion, this policy furthers the overall objective of obtaining best price and execution. Subject to periodic review by the Fund's Board of Directors, Brown Advisory is also authorized to pay broker-dealers other than affiliates of the Advisors higher commissions than another broker may have charged on brokerage transactions for the Fund for brokerage or research services. The allocation of orders among broker-dealers and the commission rates paid by the Fund will be reviewed periodically by the Board. The foregoing policy under which the Fund may pay higher commissions to certain broker-dealers in the case of agency transactions, does not apply to transactions effected on a principal basis. In addition, consistent with NASD Rules, and subject to seeking the most favorable price and execution available and such other policies as the Board may determine. Brown Advisory may consider services in connection with the sale of Shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

     Subject to the above considerations, the Board of Directors has authorized the Fund to effect portfolio transactions through affiliates of the Advisors. At the time of such authorization, the Board adopted certain policies and procedures incorporating the standards of Rule 17e-1 under the 1940 Act, which requires that the commissions paid to affiliates of the Advisors must be 'reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time.' Rule 17e-1 also contains requirements for the review of such transactions by the Board of Directors and requires Brown Advisory to furnish reports and to maintain records in connection with such reviews. In the fiscal year ended October 31, 2001, the Fund did not pay any brokerage commissions to affiliates of the Advisors.

     Brown Advisory manages other investment accounts. It is possible that, at times, identical securities will be acceptable for the Fund and one or more of such other accounts; however, the position of each account in the securities of the same issuer may vary and the length of time that each account may choose to hold its investment in such securities may likewise vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities consistent with the investment policies of the Fund or one or more of these accounts is considered at or about the same time, transactions in such securities will be allocated among the accounts in a manner deemed equitable by Brown Advisory. Brown Advisory may combine such transactions, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. Such simultaneous transactions, however, could adversely affect the ability of the Fund to obtain or dispose of the full amount of a security that it seeks to purchase or sell.


     Brown Advisory directed transactions to broker-dealers and paid related commissions because of brokerage or research services in the following amounts:

                                          Fiscal Year Ended October 31,
                                    -------------------------------------------
                                     2001             2000              1999
                                    -------        ----------       -----------
Transactions Directed            $4,773,769        $9,182,929       $ 8,783,000
Commissions Paid /1/                $21,731        $   26,303       $    18,318

/1/ The increasing amounts of commissions paid from 1999 to 2000 reflects the growth of the Fund.

     The Fund is required to identify any securities of its 'regular brokers or dealers' (as such term is defined in the 1940 Act) that the Fund has acquired during its most recent fiscal year. As of October 31, 2001, the Fund did not hold any securities of its 'regular brokers or dealers'.

CAPITAL STOCK

     The Fund is authorized to issue Shares of capital stock, par value of $.001 per Share, all of which Shares are designated common stock. The Board of Directors may increase or decrease the number of authorized Shares without shareholder approval.

     The Fund's Articles of Incorporation provide for the establishment of separate series and separate classes of

Shares by the Directors at any time without shareholder approval. The Fund currently has one Series and the Board has designated five classes of shares:
Emerging Growth Fund Class A Shares, Emerging Growth Fund Class B Shares, Emerging Growth Fund Class C Shares, Emerging Growth Fund Institutional Class and Brown Investment Advisory & Trust Emerging Growth Shares. The Institutional Class is offered only to certain eligible institutions and to clients of investment advisory affiliates of Deutsche Banc Alex. Brown Inc. and the Deutsche Asset Management family of funds. The Brown Investment Advisory & Trust Emerging Growth Shares are offered only to clients of Brown Investment Advisory & Trust Company and its affiliates. The Emerging Growth Fund Class C Shares were not offered prior to July 31, 2000. In the event separate series are established, all Shares of the Fund, regardless of series or class would have equal rights with respect to voting, except that with respect to any matter affecting the rights of the holders of a particular series or class, the holders of each series or class would vote separately. In general, each series would be managed separately and shareholders of each series would have an undivided interest in the net assets of that series. For tax purposes, the series would be treated as separate entities. Generally, each class of Shares would be identical to every other class in a particular series and expenses of the Fund (other than 12b-1 and any applicable service fees) would be prorated between all classes of a series based upon the relative net assets of each class. Any matters affecting any class exclusively will be voted on by the holders of such class.

     Shareholders of the Fund do not have cumulative voting rights, and, therefore, the holders of more than 50% of the outstanding Shares voting together for election of Directors may elect all the members of the Board of Directors of the Fund. In such event, the remaining holders cannot elect any members of the Board of Directors of the Fund.

     There are no preemptive, conversion or exchange rights applicable to any of the Shares. In the event of liquidation or dissolution of the Fund, each Share is entitled to its pro rata portion of the Fund's assets (or the assets allocated to a separate series of shares if there is more than one series) after all debts and expenses have been paid.

     As used in this Statement of Additional Information, the term 'majority of the outstanding Shares' means the vote of the lesser of (i) 67% or more of the Shares present at a meeting, if the holders of more than 50% of the outstanding Shares are present or represented by proxy, or (ii) more than 50% of the outstanding Shares.

CUSTODIAN, TRANSFER AGENT, ACCOUNTING AND DISTRIBUTOR SERVICES

     Bankers Trust Company ('Bankers Trust') 130 Liberty Street, New York, New York 10006, an affiliate of ICCC, has been retained to act as custodian of the Fund's investments. Bankers Trust receives such compensation from the Fund for its services as Custodian as may be agreed to from time to time by Bankers Trust and the Fund. For the fiscal year ended October 31, 2001, Bankers Trust was paid $19,299. In addition, as discussed above under 'Loans of Portfolio Securities', Bankers Trust may receive additional revenue from securities lending transactions. ICCC, One South Street, Baltimore, Maryland 21202, has been retained to act as transfer and dividend disbursing agent. As compensation for providing these services, the Fund pays ICCC up to $16.67 per account per year, plus reimbursement for out-of-pocket expenses. For the fiscal year ended October 31, 2001, ICCC received transfer agency fees of $88,548.

     ICCC also provides certain accounting services to the Fund. As compensation for these services, ICCC receives an annual fee, calculated daily and paid monthly as shown below.

        Average Net Assets               Incremental Annual Accounting Fee
        ------------------               ---------------------------------
$          0   -   $   10,000,000               $13,000 (fixed fee)
$ 10,000,000   -   $   20,000,000                     0.100%
$ 20,000,000   -   $   30,000,000                     0.080%
$ 30,000,000   -   $   40,000,000                     0.060%
$ 40,000,000   -   $   50,000,000                     0.050%
$ 50,000,000   -   $   60,000,000                     0.040%
$ 60,000,000   -   $   70,000,000                     0.030%
$ 70,000,000   -   $  100,000,000                     0.020%
$100,000,000   -   $  500,000,000                     0.015%
$500,000,000   -   $1,000,000,000                     0.005%
Over               $1,000,000,000                     0.001%

     For the fiscal years ended October 31, 2001, 2000 and 1999 ICCC received accounting fees of $58,030, $67,766 and $60,637, respectively.

     In addition, the Fund will reimburse ICCC for the following out-of-pocket expenses incurred in connection with ICCC's provision of accounting services under the Master Services Agreement, including: express delivery service, independent pricing and storage.

LEGAL MATTERS

     Morgan, Lewis & Bockius LLP serves as counsel to the Fund.

INDEPENDENT ACCOUNTANTS

     PricewaterhouseCoopers LLP, 250 West Pratt Street, Baltimore, Maryland 21201, is independent accountant to the Fund.

PERFORMANCE INFORMATION

     The Fund calculates total return separately for each class of its shares. Each class of Shares is subject to different fees and expenses and, consequently, may have different total returns for the same period. The Fund may advertise any type of performance information permitted by applicable regulations, including the following types of performance information: average annual total returns (before taxes), average annual total returns (after taxes on distributions), average annual total returns (after taxes on distributions and redemption), and aggregate total returns (before taxes).

Average Annual Total Returns (Before Taxes)

     The Fund, when advertising average annual total return before taxes for a class of its Shares, computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

P (1 + T)/n/ = ERV
Where:
P  =      hypothetical initial payment of $1,000;
T  =      average annual total return;
n  =      period covered by the computation, expressed in years;
ERV  =    ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year (or other) periods at the end of the applicable period (or fractional portion).

     The calculation for average annual total returns before taxes is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; (2) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date; (3) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of the Fund's Shares); and (4) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable 'ERV' in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges and the applicable deferred sales charge at the end of the measuring period.

Average Annual Total Returns (After Taxes on Distributions)

     The Fund, when advertising average annual total return after taxes on distributions for a class of its Shares, computes such return by finding the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending value of such investment according to the following formula:

P (1 + T)/n/ = ATV\D\ Where:

P  =      hypothetical initial payment of $1,000;
T  =      average annual total return (after taxes on distributions);
n  =      period covered by the computation, expressed in years;
ATV\D\ =  ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year (or other) periods at the end of the applicable period (or fractional portion), after taxes on fund distributions but not after taxes on redemptions.

     The calculation for average annual total returns after taxes on distributions is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; (2) all dividends and capital gain distributions, less the taxes due on such distributions, are reinvested on the reinvestment dates at the price per share existing on the reinvestment date; (3) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of the Fund's Shares); and (4) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The Fund assumes that there are no additional taxes or tax credits resulting from any redemption of shares required to pay any non-recurring fees. The ending value (variable 'ATV\D\' in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges and the applicable deferred sales charge at the end of the measuring period. The Fund assumes that the redemption has no tax consequences.


     The Fund calculates the taxes due on any distributions by applying the applicable tax rates (as described below) to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution will be as specified by the Fund on the dividend declaration date, unless adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact of the distribution on an individual taxpayer on the reinvestment date. The effect of applicable tax credits, such as the foreign tax credit, are taken into account in accordance with federal tax law.

     The Fund calculates taxes due on any distributions using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, ordinary income tax rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Note that the required tax rates may vary over the measurement period. The Fund has disregarded any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

Average Annual Total Returns (After Taxes on Distributions and Redemption)

     The Fund, when advertising average annual total return after taxes on distributions and redemption for a class of its Shares, computes such return by finding the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending value of such investment according to the following formula:

P (1 + T)/n/ = ATV\DR\
Where:
P  =      hypothetical initial payment of $1,000;
T  =      average annual total return (after taxes on distributions and redemption);
n  =      period covered by the computation, expressed in years;
ATV\DR\ = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year (or other) periods at the end of the applicable period (or fractional portion), after taxes on fund distributions and redemption.

     The calculation for average annual total returns after taxes on distributions and redemption is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; (2) all dividends and capital gain distributions, less the taxes due on such distributions, are reinvested on the reinvestment dates at the price per share existing on the reinvestment date; (3) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of the Fund's Shares); and (4) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The Fund assumes that there are no additional taxes or tax credits resulting from any redemption of shares required to pay any non-recurring fees.


     The Fund calculates the taxes due on any distributions as described above under 'Average Annual Total Returns (After Taxes on Distributions)'.

     The ending value (variable 'ATV\DR\' in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges ,the applicable deferred sales charge, and capital gains taxes resulting from the redemption and by adding the tax benefit from capital losses at the end of the measuring period. The Fund calculates the capital gain or loss upon redemption by subtracting the tax basis from the redemption proceeds (after deducting any non-recurring charges). The Fund separately tracks the basis of Shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. In determining the basis for a reinvested distribution, the Fund includes the distribution net of taxes assumed paid from the distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law.

     The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for Shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The Fund does not assume that Shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

     The Fund calculates capital gain taxes (or the benefit resulting from tax losses) using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The Fund assumes that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

Aggregate Total Returns (Before Taxes)

     The Fund, when advertising aggregate total return before taxes for a class of its Shares, computes such returns by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

   Aggregate Total Return =      [(ERV) -1]
                                 ----------
                                     P

Where:
P  =      hypothetical initial payment of $1,000;
ERV  =    ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year (or other) periods at the end of the applicable period (or fractional portion).

     The calculation for aggregate total returns before taxes is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; (2) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date; (3) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of the Fund's Shares); and (4) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable 'ERV' in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges and the applicable deferred sales charge at the end of the measuring period.

Other Non-Standardized Total Return Calculations

     The Fund may also from time to time include in advertising total return figures that are not calculated according to the formulas set forth above to compare more accurately the Fund's performance with other measures of investment return. For example, the Fund may calculate its aggregate and average annual total return for the specified periods of time by assuming the investment of $10,000 in a class of Shares of the Fund and assuming the reinvestment of each distribution at net asset value on the reinvestment date. For this alternative computation, the Fund assumes that the full amount of an investor's investment is invested in Shares (i.e., sales charges are not deducted from an investor's investment). This differs from the computation required by the SEC where the $1,000 payment is reduced by sales charges before being invested in Shares. The Fund will, however, disclose the maximum sales charge and will also disclose that the performance data does not reflect sales charges and that inclusion of sales charges would reduce the performance quoted. Such alternative total return information will be given no greater prominence in such advertising than the information prescribed under SEC rules, and all advertisements containing performance data will include a legend disclosing that such performance data represent past performance and that the investment return and principal value of an investment will fluctuate so that an investor's Shares, when redeemed, may be worth more or less than their original cost.

As of October 31, 2001

------------------------------------------------------------------------------------------------------------------
                                          1-Year             5-Years          10-Years          Since Inception/1/

------------------------------------------------------------------------------------------------------------------
Average Annual Total Returns
(Before Taxes)
------------------------------------------------------------------------------------------------------------------
Class A Shares                            (40.93)%           1.84%            5.56%             7.45%
------------------------------------------------------------------------------------------------------------------
Class B Shares                            (41.05)%           1.81%            N/A               1.73%
------------------------------------------------------------------------------------------------------------------
Class C Shares                            (38.64)%           N/A              N/A               (30.60)%
------------------------------------------------------------------------------------------------------------------
BIAT Shares                               (37.38)%           N/A              N/A               3.34%
------------------------------------------------------------------------------------------------------------------
Institutional Class                       (37.35)%           3.24%            N/A               5.34%
------------------------------------------------------------------------------------------------------------------
Average Annual Total Returns
(After Taxes on Distributions)
------------------------------------------------------------------------------------------------------------------
Class A Shares                            (42.56)%           0.62%            4.28%             6.18%
------------------------------------------------------------------------------------------------------------------
Class B Shares                            (42.74)%           0.54%            N/A               0.55%
------------------------------------------------------------------------------------------------------------------
Class C Shares                            (40.40)%           N/A              N/A               (32.20)%
------------------------------------------------------------------------------------------------------------------
BIAT Shares                               (39.09)%           N/A              N/A               2.25%
------------------------------------------------------------------------------------------------------------------
Institutional Class                       (39.06)%           2.02%            N/A               3.97%
------------------------------------------------------------------------------------------------------------------
Average Annual Total Returns (After
Taxes on Distributions and Redemption)
------------------------------------------------------------------------------------------------------------------
Class A Shares                            (22.20)%           1.71%            4.31%             5.94%
------------------------------------------------------------------------------------------------------------------
Class B Shares                            (21.94)%           1.73%            N/A               1.64%
------------------------------------------------------------------------------------------------------------------
Class C Shares                            (20.52)%           N/A              N/A               (23.11)%
------------------------------------------------------------------------------------------------------------------
BIAT Shares                               (19.91)%           N/A              N/A               3.07%
------------------------------------------------------------------------------------------------------------------
Institutional Class                       (19.89)%           2.85%            N/A               4.39%
------------------------------------------------------------------------------------------------------------------
Aggregate Total Returns (Before Taxes)
------------------------------------------------------------------------------------------------------------------
Class A Shares                            (37.49)%           15.92%           81.83%            176.81%
------------------------------------------------------------------------------------------------------------------
Class B Shares                            (37.95)%           11.36%           N/A               10.61%
------------------------------------------------------------------------------------------------------------------
Class C Shares                            (38.02)%           N/A              N/A               (36.69)%
------------------------------------------------------------------------------------------------------------------
BIAT Shares                               (37.38)%           N/A              N/A               15.85%
------------------------------------------------------------------------------------------------------------------
Institutional Class                       (37.35)%           17.30%           N/A               36.64%
------------------------------------------------------------------------------------------------------------------
Average Annual Total Return at Net
Asset Value
------------------------------------------------------------------------------------------------------------------
Class A Shares                            (37.49)%           3.00%            6.16%             7.91%
------------------------------------------------------------------------------------------------------------------
Class B Shares                            (37.95)%           2.18%            N/A               1.90%
------------------------------------------------------------------------------------------------------------------
Class C Shares                            (38.02)%           N/A              N/A               (30.61)%
------------------------------------------------------------------------------------------------------------------
BIAT Shares                               (37.38)%           N/A              N/A               3.34%
------------------------------------------------------------------------------------------------------------------
Institutional Class                       (37.35)%           3.24%            N/A               5.34%
------------------------------------------------------------------------------------------------------------------

/1/  Inception Dates:  Class A Shares - June 15, 1988.
     Class B Shares - June 20, 1996.
     Class C Shares - July 31, 2000.
     BIAT Shares - May 9, 1997.

     Institutional Class - November 2, 1995.

     The Fund's annual portfolio turnover rate (the lesser of the value of the purchases or sales for the year divided by the average monthly market value of the portfolio during the year, excluding US Government securities and securities with maturities of one year or less) may vary from year to year, as well as within a year, depending on market conditions. For the fiscal years ended October 31, 2001 and October 31, 2000, the Fund's portfolio turnover rate was 24% and 36%, respectively.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     To Fund management's knowledge, the Directors and Officers of the Fund as a group (11 persons) beneficially owned less than 1% of the Fund's total outstanding Shares, as of February 1, 2002. To Fund management's knowledge, the following persons owned of record or beneficially 5% or more of the outstanding Shares of the Fund, as of February 1, 2002.* Fund management believes that most of the Shares referred to below are held by the persons indicated for their fiduciary, agency or custodial customers.

---------------------------------------------------------------------------------------------
                                                                      Percentage Owned
                 Name and Address
---------------------------------------------------------------------------------------------
Bankers Trust Corp. & Affil 401 K Savings Plan                   21.19% of Class A Shares
The Partnershare Plan of Bankers Trust NY Corp & Affil
100 Plaza One
Jersey City, NJ 07311-3999
---------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner & Smith                              10.48% of Class B Shares
Mutual Funds Operations - Attn Transfer Supervisor
4800 Deer Lake Dr. E Fl 3
Jacksonville, FL  32246-6484
---------------------------------------------------------------------------------------------
Investment Company Capital Corp.                                 61.35% of Class C Shares
Attn: Julie Thomas MS BAL01-1602
1 South St.
Baltimore, MD  21202-3298
---------------------------------------------------------------------------------------------
USBANCORP PIPER JAFFRAY                                          28.89% of Class C Shares
A/C 7186-3845
US Bancorp Center
800 Nicollet Mall
Minneapolis, MN  55402-7000
---------------------------------------------------------------------------------------------
Paul M. Oda & Sharon Oda JT WROS                                  9.76% of Class C Shares
4713 Reese Road
Torrance, CA  90505-3359
---------------------------------------------------------------------------------------------
Frank Nominees Ltd.                                            81.69% of Institutional Class
10 Fenchurch Street
London, England  EC3M3LB  UK
---------------------------------------------------------------------------------------------
Deutsche Banc Alex. Brown Inc.                                     72.89% of BIAT Shares
FBO 650-10788-17
PO Box 1346
Baltimore, MD  21203-1346
---------------------------------------------------------------------------------------------
HIHO Limited                                                       12.23% of BIAT Shares
C/O Rock River Trust Co
4709 44th St., Suite 5
Rock Island, IL  61201-7187
---------------------------------------------------------------------------------------------

* As of such date, to Fund management's knowledge, Deutsche Banc Alex. Brown Inc. owned beneficially less than 1% of such shares.

FINANCIAL STATEMENTS

     The Fund furnishes shareholders with semi-annual and annual reports containing information about the Fund and its operations, including a list of investments held in the Fund's portfolio and financial statements.

     The financial statements for the Fund, including notes thereto and the report of PricewaterhouseCoopers LLP for the Fund for the fiscal year ended October 31, 2001 are incorporated herein by reference to the Fund's Annual Report dated October 31, 2001. The Fund's Annual Report to Shareholders of Emerging Growth Fund, Inc. dated October 31, 2001, is on file with the SEC.

                                     PART C.
                                OTHER INFORMATION

Item 23. Exhibits

  (a)(1) Articles of Incorporation incorporated by reference to Exhibit 1(a) to Post-Effective No. 10 to Registrant's Registration Statement on Form N-1A (File No. 33-21119), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-95-000392) on August 18, 1995.

     (2) Articles of Amendment incorporated by reference to Exhibit 1(b) to Post-Effective No. 10 to Registrant's Registration Statement on Form N-1A (File No. 33-21119), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-95-000392) on August 18, 1995.

     (3) Articles Supplementary incorporated by reference to Exhibit 1(c) to Post-Effective No. 10 to Registrant's Registration Statement on Form N-1A (File No. 33-21119), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-95-000392) on August 18, 1995.

     (4) Articles Supplementary incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File No. 33-21119), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-06-000107) on February 28, 1996.

     (5) Articles Supplementary with respect to the creation of the ABCAT Shares Class incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A (File No. 33-21119), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-97-000363) on February 26, 1997.

     (6) Articles Supplementary dated October 23, 1998, incorporated by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File No. 33-21119), filed with the Securities and Exchange Commission via EDGAR on December 30, 1998.

     (7) Articles of Amendment dated February 16, 1999, incorporated by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-21119), filed with the Securities and Exchange Commission via EDGAR on January 18, 2000.

  (8) Articles of Amendment dated April 9, 2001, filed herewith.

     (9) Articles of Amendment dated April 27, 2001, filed herewith.

  (b)(1) By-Laws as amended through July 28, 1999, incorporated by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-21119), filed with the Securities and Exchange Commission via EDGAR on January 18, 2000.

  (c) Instruments Defining Rights of Securities Holders incorporated by reference to Exhibit 1(Articles of Incorporation) of Post-Effective Amendments Nos. 10, 11 and 14 to Registrant's Registration Statement on Form N-1A (File No. 33-21119), filed with the Securities and Exchange Commission via EDGAR on August 18, 1995, February 28, 1996 and February 26, 1997, respectively, and Exhibit 2 (By-Laws) of Post-Effective Amendment No. 14 to such Registration Statement filed with the Securities and Exchange Commission via EDGAR on February 26, 1997.

  (d)(1) Investment Advisory Agreement dated June 4, 1999, between Registrant and Investment Company Capital Corp., incorporated by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-21119), filed with the Securities and Exchange Commission via EDGAR on January 18, 2000.

  (2) Investment Sub-Advisory Agreement dated May 1, 2001, between Registrant, Investment Company Capital Corp. and Brown Advisory Incorporated, filed herewith.

  (e)(1) Distribution Agreement dated as of August 31, 1997 between Registrant and ICC Distributors, Inc. incorporated by reference to Exhibit (6)(a) to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A (File No. 33-21119), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-000482) on February 26, 1998.

  (2) Appendix to the Distribution Agreement between Registrant and ICC Distributors, Inc, incorporated by reference to Exhibit (e)(4) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-21119), filed with the Securities and Exchange Commission via EDGAR on February 27, 2001.

(f)      None.

(g) Custodian Agreement dated June 5, 1998, between Registrant and Bankers Trust Company, incorporated by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File No. 33-21119), filed with the Securities and Exchange Commission via EDGAR on December 30, 1998.

(h)(1) Master Services Agreement dated September 1, 2000, between Registrant and Investment Company Capital Corp. with Appendices for the provision of Transfer Agency and Accounting Services, incorporated by reference to Exhibit (h)(1) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-21119), filed with the Securities and Exchange Commission via EDGAR on February 27, 2001.

   (2) Appendix I dated July 6, 2001 to Master Services Agreement dated September 1, 2000, filed herewith.

(i)      Opinion of Counsel, filed herewith.

(j)      Consent of PricewaterhouseCoopers LLP, filed herewith.

(k)      None.

(l) Subscription Agreements between Registrant and Investors incorporated by reference to Exhibit 13 to Post-Effective No. 10 to Registrant's Registration Statement on Form N-1A (File No. 33-21119), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-95-000392) on August 18, 1995.

(m)(1) Distribution Plan with respect to Flag Investors Emerging Growth Fund Class A Shares incorporated by reference to Exhibit (15)(a) to Post-Effective No. 10 to Registrant's Registration Statement on Form N-1A (File No. 33-21119), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-95-000392) on August 18, 1995.

   (2) Distribution Plan with respect to Flag Investors Emerging Growth Fund Class B Shares incorporated by reference to Exhibit (15)(b) to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-21119), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-96-000161) on March 25, 1996.

   (3) Amended Distribution Plan with respect to Flag Investors Emerging Growth Fund Class A Shares incorporated by reference to Exhibit (15)(c) to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A (File No. 33-21119), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-000482) on February 26, 1998.

   (4) Amended Distribution Plan with respect to Flag Investors Emerging Growth Fund Class B Shares incorporated by reference to Exhibit (15)(d) to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A (File No. 33-21119), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-000482) on February 26, 1998.

   (5) Distribution Plan with respect to Flag Investors Emerging Growth Fund Class C Shares, incorporated by reference to Exhibit (m)(5) to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A (File No. 33-21119), filed with the Securities and Exchange Commission via EDGAR on July 31, 2000.

(n)(1) Rule 18f-3 Plan incorporated by reference to Exhibit (18)(a) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-21119), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-96-001119) on October 18, 1996.

   (2) Rule 18f-3 Plan, as amended through March 26, 1997, incorporated by reference to Exhibit (18)(b) to Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A (File No. 33-21119), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-97-000363) on February 26, 1997.

   (3) Amended Rule 18f-3 Plan, incorporated by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File No. 33-21119), filed with the Securities and Exchange Commission via EDGAR on December 30, 1998.

   (4) Rule 18f-3 Plan, as amended through March 22, 2000, incorporated by reference to Exhibit (n)(4) to Post Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A (File No. 33-21119), filed with the Securities and Exchange Commission via EDGAR on July 31, 2000.


   (5)   Rule 18f-3 Plan, as amended through June 26, 2001, filed herewith.

(p)(1) Flag Funds Consolidated Code of Ethics dated June 1, 2000, as amended through September 25, 2001, filed herewith.

   (2) Deutsche Asset Management Code of Ethics - Applicable to the Deutsche Asset Management Mutual Funds Group, effective January 1, 2001, incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-21119), filed with the Securities and Exchange Commission via EDGAR on February 27, 2001.

   (3) Brown Investment Advisory & Trust Company Code of Ethics dated December 1, 2000, incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-21119), filed with the Securities and Exchange Commission via EDGAR on February 27, 2001.

(q)      Powers of Attorney, filed herewith.

Item 24. Persons Controlled by or under Common Control with Registrant.

None.

Item 25. Indemnification.

State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified against any liability incurred in their official capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection.

Sections 1, 2, 3 and 4 of Article VIII of Registrant's Articles of Incorporation, included as Exhibit (a) to this Registration Statement and incorporated herein by reference, provide as follows:

Section 1. To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its shareholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

Section 2. The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as to its directors and to such further extent as is consistent with law. The Board of Directors of the Corporation may make further provision for indemnification of directors, officers, employees and agents in the By-Laws of the Corporation or by resolution or agreement to the fullest extent permitted by the Maryland General Corporation Law.

Section 3. No provision of this Article VIII shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Section 4. References to the Maryland General Corporation Law in this Article VIII are to such law as from time to time amended. No further amendment to the Charter of the Corporation shall decrease, but may expand, any right of any person under this Article VIII based on any event, omission or proceeding prior to such amendment.

Sections 1, 2, 3, 4 and 5 of Article XIII of Registrant's By-Laws, included as Exhibit (b) to this Registration Statement and incorporated herein by reference, provide as follows:

Section 1. Indemnification. The Corporation shall indemnify its Directors to the fullest extent that indemnification of Directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify its officers to the same extent as its Directors and to such further extent as is consistent with law. The Corporation shall indemnify its Directors and officers who while serving as Directors or officers also serve at the request of the Corporation as a Director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, trust, other enterprise or employee benefit plan to the fullest extent consistent with law. This Article XIII shall not protect any such person against any liability to the Corporation or any shareholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Section 2. Advances. Any current or former Director or officer of the Corporation claiming indemnification within the scope of this Article XIII shall be entitled to advances from the Corporation for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the full extent permissible under the Maryland General Corporation Law, the Securities Act of 1933 (the `1933 Act') and the 1940 Act, as such statutes are now or hereafter in force.

Section 3. Procedure. On the request of any current or former Director or officer requesting indemnification or an advance under this Article XIII, the Board of Directors shall determine, or cause to be determined, in a manner consistent with the Maryland General Corporation Law, the 1933 Act and the 1940 Act, as such statutes are now or hereafter in force, whether the standards required by this Article XIII have been met.

Section 4. Other Rights. The indemnification provided by this Article XIII shall not be deemed exclusive of any other right, in respect of indemnification or otherwise, to which those seeking such indemnification may be entitled under any insurance or other agreement, vote of shareholders or disinterested Directors or otherwise, both as to action by a Director or officer of the Corporation in his official capacity and as to action by such person in another capacity while holding such office or position, and shall continue as to a person who has ceased to be a Director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

Section 5. Maryland Law. References to the Maryland General Corporation Law in this Article XIII are to such law as from time to time amended.


Insofar as indemnification for liability arising under the 1933 Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event of a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered) the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue. In the absence of a determination by a court of competent jurisdiction, the determinations that indemnification against such liabilities is proper, and advances can be made, are made by a majority of a quorum of the disinterested, non-party directors of the Fund, or an independent legal counsel in a written opinion, based on review of readily available facts.

Item 26.  Business and Other Connections of the Investment Advisor.

Describe any other business, profession, vocation or employment of a substantial nature in which the investment advisor or sub-advisor and each director, officer or partner of the investment advisor or sub-advisor, is or has been, engaged within the last two fiscal years, for his or her own account or in the capacity of director, officer, employee, partner or trustee. (Disclose the name and principal business address of any company for which a person listed above serves in the capacity of director, officer, employee, partner or trustee, and the nature of the relationship.)


During the last two fiscal years, no director or officer of Investment Company Capital Corp., the Registrant's investment advisor, and no director or officer of Brown Advisory Incorporated, the Registrant's sub-advisor, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

Item 27.  Principal Underwriters.

(a) State the name of each investment company for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, depositor or investment advisor.

ICC Distributors, Inc., the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies: BT Advisor Funds, BT Institutional Funds, BT Investment Funds, BT Pyramid Mutual Funds, Cash Management Portfolio, Intermediate Tax Free Portfolio, NY Tax Free Money Portfolio, Treasury Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Capital Appreciation Portfolio, Asset Management Portfolio, BT Investment Portfolios, Deutsche Banc Alex. Brown Cash Reserve Fund, Inc., Flag Investors Communications Fund, Inc., Emerging Growth Fund, Inc., the Deutsche Asset Management Total Return U.S. Treasury Fund Shares of Total Return U.S. Treasury Fund, Inc., the Deutsche Asset Management Managed Municipal Fund Shares of Managed Municipal Fund, Inc., Short-Intermediate Income Fund, Inc., Flag Investors Value Builder Fund, Inc., Real Estate Securities Fund, Inc., Flag Investors Equity Partners Fund, Inc., Deutsche Investors Funds, Inc. (formerly known as Flag Investors Funds, Inc., and prior thereto as Deutsche Funds, Inc.), Deutsche Investors Portfolios Trust (formerly known as Flag Investors Portfolios Trust, and prior thereto as Deutsche Portfolios), Morgan Grenfell Investment Trust, Glenmede Fund, Inc. and Glenmede
Portfolios.

(b) Provide the information required by the following table for each director, officer or partner of each principal underwriter named in answer to Item 20.

------------------------------------------------------------------------------------------------
Name and Principal Business      Position and Offices with        Position and Offices with
Address*                         Principal Underwriter            Registrant
------------------------------------------------------------------------------------------------
John Y. Keffer                   President and Director           None
------------------------------------------------------------------------------------------------
David R. Keffer                  Director                         None
------------------------------------------------------------------------------------------------
Ronald H. Hirsch                 Treasurer                        None
------------------------------------------------------------------------------------------------
David I. Goldstein               Secretary                        None
------------------------------------------------------------------------------------------------
Benjamin L. Niles                Vice President                   None
------------------------------------------------------------------------------------------------
Frederick Skillin                Assistant Treasurer              None
------------------------------------------------------------------------------------------------
Dana A. Lukens                   Assistant Secretary              None
------------------------------------------------------------------------------------------------
Nanette K. Chern                 Chief Compliance Officer         None
------------------------------------------------------------------------------------------------

_____________________________
*Two Portland Square
   Portland, ME  04101

(c)  Not applicable.

Item 28.  Location of Accounts and Records.


Investment Company Capital Corp. (`ICCC') (Registrant's investment advisor, transfer agent, dividend disbursing agent and accounting services provider), One South Street, Baltimore, Maryland 21202, maintains physical possession of each such account, book or other document of the Registrant, except for those maintained by the Registrant's sub-advisor, Brown Advisory Incorporated (`Brown Advisory'), Furness House, 19 South Street, Baltimore, Maryland 21202, Registrant's distributor, ICC Distributors, Inc., Two Portland Square, Portland, Maine 04101, or by the Registrant's custodian, Bankers Trust Company, 130 Liberty Street, New York, New York, 10006.

In particular, with respect to the records required by Rule 31a-1(b)(1), ICCC and Brown Advisory maintain physical possession of all journals containing itemized daily records of all purchases and sales of securities, including sales and redemptions of Fund securities, and Bankers Trust Company maintains physical possession of all receipts and deliveries of securities (including certificate numbers if such detail is not recorded by the transfer agent), all receipts and disbursements of cash, and all other debts and credits.

Item 29.  Management Services.

Not Applicable.

Item 30.  Undertakings.

Not Applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 21 to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Baltimore, in the State of Maryland, on the 28/th/ day of February, 2002.

                                        Emerging Growth Fund, Inc.

                                    By:  /s/ Richard T. Hale*
                                        -----------------------------------
                                        Richard T. Hale
                                        President and Director

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities on the date indicated:

Name                                  Title                              Date
----                                  -----                              ----
/s/ Truman T. Semans*                 Chairman and Director              February 28, 2002
 --------------------
Truman T. Semans

/s/ Richard R. Burt*                  Director                           February 28, 2002
--------------------
Richard R. Burt

/s/ Richard T. Hale*                  President and Director             February 28, 2002
--------------------
Richard T. Hale

/s/ Louis E. Levy*                    Director                           February 28, 2002
------------------
Louis E. Levy

/s/ Eugene J. McDonald*               Director                           February 28, 2002
-----------------------
Eugene J. McDonald

/s/ Rebecca W. Rimel*                 Director                           February 28, 2002
---------------------
Rebecca W. Rimel

/s/ Robert H. Wadsworth*              Director                           February 28, 2002
------------------------
Robert H. Wadsworth

/s/ Carl W. Vogt*                     Director                           February 28, 2002
-----------------
Carl W. Vogt, Esq.

 /s/ Charles A. Rizzo*                Chief Financial and                February 28, 2002
 ---------------------                Accounting Officer
  Charles A. Rizzo

 *By: /s/ Daniel O. Hirsch                                               February 28, 2002
          ----------------
          Daniel O. Hirsch
          Attorney-In-Fact

RESOLVED, that Edward J. Veilleux, Amy M. Olmert and Daniel O. Hirsch are
            authorized to sign the Registration Statements on Form N-1A, and any Post-Effective Amendments thereto, of each Fund in the Flag Complex on behalf of each Fund's President pursuant to a properly executed power of attorney.

RESOLVED, that Edward J. Veilleux, Amy M. Olmert and Daniel O. Hirsch are
            authorized to sign the Registration Statements on Form N-1A, and any Post-Effective Amendments thereto, of each Fund in the Flag Complex on behalf of each Fund's Chief Financial Officer pursuant to a properly executed power of attorney.